Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Document And Entity Information [Abstract]
Entity Registrant Name	TEXAS INSTRUMENTS INC
Entity Central Index Key	0000097476
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 27,239,003,249
Entity Common Stock, Shares Outstanding	1,172,051,474
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010

Consolidated statements of income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Statement [Abstract]
Revenue	$ 13,966	$ 10,427	$ 12,501
Cost of revenue	6,474	5,428	6,256
Gross profit	7,492	4,999	6,245
Research and development	1,570	1,476	1,940
Selling, general and administrative	1,519	1,320	1,614
Restructuring expense	33	212	254
Gain on divestiture	(144)	0	0
Operating profit	4,514	1,991	2,437
Other income (expense) net	37	26	44
Income before income taxes	4,551	2,017	2,481
Provision for income taxes	1,323	547	561
Net income	$ 3,228	$ 1,470	$ 1,920
Earnings per common share:
Basic (in dollars per share)	$ 2.66	$ 1.16	$ 1.46
Diluted earnings per common share (in dollars per share)	$ 2.62	$ 1.15	$ 1.44
Average shares outstanding (millions):
Basic (in shares)	1,199	1,260	1,308
Diluted (in shares)	1,213	1,269	1,321
Cash dividends declared per share of common stock (in dollars per share)	$ 0.49	$ 0.45	$ 0.41

Consolidated statements of comprehensive income (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement of Income and Comprehensive Income [Abstract]
Net Income	$ 3,228	$ 1,470	$ 1,920
Available-for-sale investments:
Unrealized gains (losses), net of tax benefit (expense) of ( $3), ( $9) and $20	7	17	(38)
Reclassification of recognized transactions, net of tax benefit (expense) of $0, ( $3) and $0	0	6	0
Net actuarial gains (losses) of defined benefit plans:
Adjustment, net of tax benefit (expense) of $61, ( $38) and $282	(154)	91	(476)
Reclassification of recognized transactions, net of tax benefit (expense) of ( $36), ( $27) and ( $17)	65	62	32
Prior service cost of defined benefit plans:
Adjustment, net of tax benefit (expense) of ( $1), $1 and $1	2	(1)	14
Reclassification of recognized transactions, net of tax benefit (expense) of $0, $3 and ( $1)	0	(6)	2
Total	(80)	169	(466)
Total comprehensive income	$ 3,148	$ 1,639	$ 1,454

Consolidated statements of comprehensive income (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Available-for-sale investments:
Unrealized gains (losses), tax	$ (3)	$ (9)	$ 20
Reclassification of recognized transactions, tax	0	(3)	0
Net actuarial gains (losses) of defined benefit plans:
Adjustment, tax	61	(38)	282
Reclassification of recognized transactions, tax	(36)	(27)	(17)
Prior service cost of defined benefit plans:
Adjustment, tax	(1)	1	1
Reclassification of recognized transactions, tax	$ 0	$ 3	$ (1)

Consolidated balance sheets (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 1,319	$ 1,182
Short-term investments	1,753	1,743
Accounts receivable, net of allowances	1,518	1,277
Inventory, Raw Materials	122	93
Inventory, Work in Process	919	758
Inventory, Finished Goods	479	351
Inventories	1,520	1,202
Deferred income taxes	770	546
Prepaid expenses and other current assets	180	164
Total current assets	7,060	6,114
Property, plant and equipment at cost	6,907	6,705
Less accumulated depreciation	(3,227)	(3,547)
Property, plant and equipment, net	3,680	3,158
Long-term investments	453	637
Goodwill	924	926
Acquisition-related intangibles	76	124
Deferred income taxes	927	926
Capitalized software licenses, net	205	119
Overfunded retirement plans	31	64
Other assets	45	51
Total assets	13,401	12,119
Current liabilities:
Accounts payable	621	503
Accrued compensation	629	386
Accrued expenses and other liabilities	622	570
Income taxes payable	109	128
Total current liabilities	1,981	1,587
Underfunded retirement plans	519	425
Deferred income taxes	86	67
Deferred credits and other liabilities	378	318
Total liabilities	2,964	2,397
Stockholders' equity:
Preferred stock, $25 par value. Authorized - 10,000,000 shares. Participating cumulative preferred. None issued	0	0
Common stock, $1 par value. Authorized - 2,400,000,000 shares. Shares issued: 2010 - 1,740,166,101; 2009 - 1,739,811,721	1,740	1,740
Paid-in capital	1,114	1,086
Retained earnings	24,695	22,066
Less treasury common stock at cost. Shares: 2010 - 572,722,397; 2009 - 499,693,704	(16,411)	(14,549)
Total	(701)	(621)
Total stockholders' equity	10,437	9,722
Total liabilities and stockholders' equity	$ 13,401	$ 12,119

Consolidated balance sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Stockholders' equity:
Preferred Stock, Par Value (in dollars per share)	$ 25	$ 25
Preferred Stock, Shares Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Shares Authorized (in shares)	2,400,000,000	2,400,000,000
Common Stock, Shares, Issued (in shares)	1,740,166,101	1,739,811,721
Treasury Stock, Shares (in shares)	572,722,397	499,693,704

Consolidated statements of cash flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 3,228	$ 1,470	$ 1,920
Adjustments to net income:
Depreciation	865	877	1,022
Stock-based compensation	190	186	213
Amortization of acquisition-related intangibles	48	48	37
Gain on divestiture	(144)	0	0
Deferred income taxes	(188)	146	(182)
Increase (decrease) from changes in:
Accounts receivable	(231)	(364)	865
Inventories	(304)	177	43
Prepaid expenses and other current assets	(8)	35	(125)
Accounts payable and accrued expenses	57	5	(325)
Accrued compensation	246	(38)	(141)
Income taxes payable	49	73	38
Other	12	28	(35)
Net cash provided by operating activities	3,820	2,643	3,330
Cash flows from investing activities:
Additions to property, plant and equipment	(1,199)	(753)	(763)
Proceeds from divestiture	148	0	0
Purchases of short-term investments	(2,510)	(2,273)	(1,746)
Sales, redemptions and maturities of short-term investments	2,564	2,030	1,300
Purchases of long-term investments	(8)	(9)	(9)
Redemptions and sales of long-term investments	147	64	55
Business acquisitions, net of cash acquired	(199)	(155)	(19)
Net cash used in investing activities	(1,057)	(1,096)	(1,182)
Cash flows from financing activities:
Dividends paid	(592)	(567)	(537)
Sales and other common stock transactions	407	109	210
Excess tax benefit from share-based payments	13	1	19
Stock repurchases	(2,454)	(954)	(2,122)
Net cash used in financing activities	(2,626)	(1,411)	(2,430)
Net increase (decrease) in cash and cash equivalents	137	136	(282)
Cash and cash equivalents at beginning of year	1,182	1,046	1,328
Cash and cash equivalents at end of year	$ 1,319	$ 1,182	$ 1,046

Consolidated statements of stockholders' equity (USD $) In Millions	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Common Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2007	$ 1,740	$ 931	$ 19,788	$ (12,160)	$ (324)
Net income	0	0	1,920	0	0	1,920
Dividends declared on common stock	0	0	(537)	0	0
Common stock issued on exercise of stock options	0	(153)	0	360	0
Stock repurchases	0	0	0	(2,014)	0
Stock-based compensation transactions	0	213	0	0	0
Tax impact from exercise of options	0	31	0	0	0	31
Other comprehensive income (loss), net of tax	0	0	0	0	(466)	(466)
Other	0	0	(3)	0	0
Balance at Dec. 31, 2008	1,740	1,022	21,168	(13,814)	(790)
Net income	0	0	1,470	0	0	1,470
Dividends declared on common stock	0	0	(567)	0	0
Common stock issued on exercise of stock options	0	(120)	0	226	0
Stock repurchases	0	0	0	(961)	0
Stock-based compensation transactions	0	186	0	0	0
Tax impact from exercise of options	0	(2)	0	0	0	(2)
Other comprehensive income (loss), net of tax	0	0	0	0	169	169
Other	0	0	(5)	0	0
Balance at Dec. 31, 2009	1,740	1,086	22,066	(14,549)	(621)
Net income	0	0	3,228	0	0	3,228
Dividends declared on common stock	0	0	(592)	0	0
Common stock issued on exercise of stock options	0	(182)	0	588	0
Stock repurchases	0	0	0	(2,450)	0
Stock-based compensation transactions	0	190	0	0	0
Tax impact from exercise of options	0	21	0	0	0	21
Other comprehensive income (loss), net of tax	0	0	0	0	(80)	(80)
Other	0	(1)	(7)	0	0
Balance at Dec. 31, 2010	$ 1,740	$ 1,114	$ 24,695	$ (16,411)	$ (701)

Consolidated statements of stockholders' equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement of Stockholders' Equity [Abstract]
Dividends declared on common stock	$ 0.49	$ 0.45	$ 0.41

Description of business and significant accounting policies and practices	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Description of business and significant accounting policies and practices
1. Description of business and significant accounting policies and practices

Business: At Texas Instruments (TI), we design and make semiconductors that we sell to electronics designers and manufacturers all over the world. We have three reportable segments, which are established along major product categories as follows:

Analog – consists of high-volume analog & logic, high-performance analog and power management products;

Embedded Processing – consists of digital signal processors (DSPs) and microcontrollers used in catalog, communications infrastructure and automotive applications; and

Wireless – consists of connectivity products, OMAP™ applications processors and basebands for wireless applications, including handsets.

In addition, we report the results of our remaining business activities in Other. Other includes our smaller semiconductor operating segments that include product lines such as DLP® products (primarily used in projectors to create high-definition images) and custom semiconductors known as application-specific integrated circuits (ASICs), as well as our handheld graphing and scientific calculators. Other also includes royalties received for our patented technology that we license to other electronics companies and revenue from transitional supply agreements entered into in connection with acquisitions and divestitures. See Note 15 for additional information on our business segments.

Basis of presentation: The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The basis of these financial statements is comparable for all periods presented herein, except for the adoption of:

•	A new accounting standard on business combinations as of January 1, 2009, the impact of which was not significant, and
•
A new accounting standard on fair-value measurements for non-financial assets and liabilities as of January 1, 2009, which primarily resulted in additional disclosures regarding fair-value measurements.

The consolidated financial statements include the accounts of all subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. All dollar amounts in the financial statements and tables in the notes, except per-share amounts, are stated in millions of U.S. dollars unless otherwise indicated. We have reclassified certain amounts in the prior periods’ financial statements to conform to the 2010 presentation.
The preparation of financial statements requires the use of estimates from which final results may vary.

Revenue recognition: We recognize revenue from direct sales of our products to our customers, including shipping fees, when title passes to the customer, which usually occurs upon shipment or delivery, depending upon the terms of the sales order; when persuasive evidence of an arrangement exists; and when collectability is reasonably assured. Revenue from sales of our products that are subject to inventory consignment agreements is recognized when the customer pulls product from consignment inventory that we store at designated locations. Estimates of product returns for quality reasons and of price allowances (based on historical experience, product shipment analysis and customer contractual arrangements) are recorded when revenue is recognized. Allowances include volume-based incentives and special pricing arrangements. In addition, we record allowances for accounts receivable that we estimate may not be collected.
We recognize revenue from direct sales of our products to our distributors, net of allowances, consistent with the principles discussed above. Title transfers to the distributors at delivery or when the products are pulled from consignment inventory and payment is due on our standard commercial terms; payment terms are not contingent upon resale of the products. We also grant discounts to some distributors for prompt payments. We calculate credit allowances based on historical data, current economic conditions and contractual terms. For instance, we sell to distributors at standard published prices, but we may grant them price adjustment credits in response to individual competitive opportunities they may have. To estimate allowances, we use statistical percentages of revenue, determined quarterly, based upon recent historical adjustment trends.
We also provide distributors an allowance to scrap certain slow-moving or obsolete products in their inventory, estimated as a negotiated fixed percentage of each distributor’s purchases from us. In addition, if we publish a new price for a product that is lower than that paid by distributors for the same product still remaining in each distributor’s on-hand inventory, we may credit them for the difference between those prices. The allowance for this type of credit is based on the identified product price difference applied to our estimate of each distributor’s on-hand inventory of that product. We believe we can reasonably and reliably estimate allowances for credits to distributors in a timely manner.

We determine the amount and timing of royalty revenue based on our contractual agreements with intellectual property licensees. We recognize royalty revenue when earned under the terms of the agreements and when we consider realization of payment to be probable. Where royalties are based on a percentage of licensee sales of royalty-bearing products, we recognize royalty revenue by applying this percentage to our estimate of applicable licensee sales. We base this estimate on historical experience and an analysis of each licensee’s sales results. Where royalties are based on fixed payment amounts, we recognize royalty revenue ratably over the term of the royalty agreement. Where warranted, revenue from licensees may be recognized on a cash basis.
We include shipping and handling costs in cost of revenue.

Advertising costs: We expense advertising and other promotional costs as incurred. This expense was  $44 million in 2010,  $42 million in 2009 and  $123 million in 2008.

Income taxes: We account for income taxes using an asset and liability approach. We record the amount of taxes payable or refundable for the current year and the deferred tax assets and liabilities for future tax consequences of events that have been recognized in the financial statements or tax returns. We record a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Other assessed taxes: Some transactions require us to collect taxes such as sales, value-added and excise taxes from our customers. These transactions are presented in our statements of income on a net (excluded from revenue) basis.

Earnings per share (EPS): Unvested awards of share-based payments with rights to receive dividends or dividend equivalents, such as our restricted stock units (RSUs), are considered to be participating securities and the two-class method is used for purposes of calculating EPS for common stock. Under the two-class method, a portion of net income is allocated to these participating securities and, therefore, is excluded from the calculation of EPS for common stock, as shown in the table below.

Computation and reconciliation of earnings per common share are as follows (shares in millions):

	Net Income	2010 Shares	EPS	Net Income	2009 Shares	EPS	Net Income	2008 Shares	EPS
Basic EPS:
Net income	$3,228			$1,470			$1,920
Less income allocated to RSUs	(44)			(14)			(12)
Income allocated to common stock for basic EPS calculation	$3,184	1,199	$2.66	$1,456	1,260	$1.16	$1,908	1,308	$1.46

Adjustment for dilutive shares:
Stock-based compensation plans		14			9			13

Diluted EPS:
Net income	$3,228			$1,470			$1,920
Less income allocated to RSUs	(44)			(14)			(12)
Income allocated to common stock for diluted EPS calculation	$3,184	1,213	$2.62	$1,456	1,269	$1.15	$1,908	1,321	$1.44

Options to purchase 88 million, 135 million and 123 million shares of common stock that were outstanding during 2010, 2009 and 2008 were not included in the computation of diluted EPS because their exercise price was greater than the average market price of the common shares and, therefore, the effect would be anti-dilutive.

Investments: We present investments on our balance sheets as cash equivalents, short-term investments or long-term investments. Specific details are as follows:

Cash equivalents and short-term investments: We consider investments in debt securities with original maturities of three months or less to be cash equivalents. We consider investments in liquid debt securities with maturities beyond three months from the date of our investment as being available for use in current operations and include these investments in short-term investments. The primary objectives of our cash equivalent and short-term investment activities are to preserve capital and maintain liquidity while generating appropriate returns.

Long-term investments: Long-term investments consist of auction-rate securities, mutual funds, venture capital funds and non-marketable equity securities.

Classification of investments: Depending on our reasons for holding the investment and our ownership percentage, we classify investments in securities as available-for-sale, trading, equity-method or cost-method investments, which are more fully described in Note 7. We determine cost or amortized cost, as appropriate, on a specific identification basis.

Inventories: Inventories are stated at the lower of cost or estimated net realizable value. Cost is generally computed on a currently adjusted standard cost basis, which approximates costs on a first-in first-out basis. Standard costs are based on the normal utilization of installed factory capacity. Costs associated with underutilization of capacity are expensed as incurred. Inventory held at consignment locations is included in our finished goods inventory, as we retain full title and rights to the product.
We review inventory quarterly for salability and obsolescence. A specific allowance is provided for inventory considered unlikely to be sold. Remaining inventory includes a salability and obsolescence allowance based on an analysis of historical disposal activity. We write off inventory in the period in which disposal occurs.

Property, plant and equipment and other capitalized costs: Property, plant and equipment are stated at cost and depreciated over their estimated useful lives using the straight-line method. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. We amortize acquisition-related intangibles on a straight-line basis over the estimated economic life of the assets. Capitalized software licenses generally are amortized on a straight-line basis over the term of the license. Fully depreciated or amortized assets are written off against accumulated depreciation or amortization.

Impairments of long-lived assets: We regularly review whether facts or circumstances exist that indicate the carrying values of property, plant and equipment or other long-lived assets, including intangible assets, are impaired. We assess the recoverability of assets by comparing the projected undiscounted net cash flows associated with those assets to their respective carrying amounts. Any impairment charge is based on the excess of the carrying amount over the fair value of those assets. Fair value is determined by available market valuations, if applicable, or by discounted cash flows (DCF).

Goodwill: Goodwill is not amortized but is reviewed for impairment annually, or more frequently if certain impairment indicators arise. We complete our annual goodwill impairment tests as of October 1 for our reporting units. The test compares the fair value for each reporting unit to its associated carrying value including goodwill.

Foreign currency: The functional currency for our non-U.S. subsidiaries is the U.S. dollar. Accounts recorded in currencies other than the U.S. dollar are remeasured into the functional currency. Current assets (except inventories), deferred income taxes, other assets, current liabilities and long-term liabilities are remeasured at exchange rates in effect at the end of each reporting period. Inventories, and property, plant and equipment and depreciation thereon, are remeasured at historic exchange rates. Revenue and expense accounts other than depreciation for each month are remeasured at the appropriate daily rate of exchange. Currency exchange gains and losses from remeasurement are credited or charged to Other income (expense) net (OI&E).

Derivatives and hedging: We use derivative financial instruments to manage exposure to foreign exchange risk. These instruments are primarily forward foreign currency exchange contracts that are used as economic hedges to reduce the earnings impact exchange rate fluctuations may have on our non-U.S. dollar net balance sheet exposures or for specified non-U.S. dollar forecasted transactions. Gains and losses from changes in the fair value of these forward foreign currency exchange contracts are credited or charged to OI&E. We do not use derivatives for speculative or trading purposes. We do not apply hedge accounting to our foreign currency derivative instruments.

Changes in accounting standards:
In October 2009, the Financial Accounting Standards Board (FASB) concurrently issued the following Accounting Standards Updates (ASUs):

•
ASU No. 2009 – 14 - Software (Topic 985): Certain Revenue Arrangements That Include Software Elements. This standard removes tangible products from the scope of software revenue recognition guidance and also provides guidance on determining whether software deliverables in an arrangement that includes a tangible product, such as embedded software, are within the scope of the software revenue guidance.

•
ASU No. 2009 – 13 - Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements. This standard modifies the revenue recognition guidance for arrangements that involve the delivery of multiple elements, such as product, software, services and support, to a customer at different times as part of a single revenue generating transaction. This standard provides principles and application guidance to determine whether multiple deliverables exist, how the individual deliverables should be separated and how to allocate the revenue in the arrangement among those separate deliverables. The standard also expands the disclosure requirements for multiple deliverable revenue arrangements.

We will apply these standards on a prospective basis for revenue arrangements entered into or materially modified beginning January 1, 2011. We have evaluated the potential impact of these standards and have determined they will have no significant impact on our financial position or results of operations.
In January 2010, the FASB issued ASU No. 2010 – 06 - Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. This standard amends the disclosure guidance with respect to fair value measurements for both interim and annual reporting periods. Specifically, this standard requires new disclosures for significant transfers of assets or liabilities between Level 1 and Level 2 in the fair value hierarchy; separate disclosures for purchases, sales, issuance and settlements of Level 3 fair value items on a gross, rather than net basis; and more robust disclosure of the valuation techniques and inputs used to measure Level 2 and Level 3 assets and liabilities. Except for the detailed disclosures of changes in Level 3 items, which will be effective for us as of January 1, 2011, the remaining new disclosure requirements were effective for us as of January 1, 2010. We have included these new disclosures, as applicable, in Note 7.
In April 2010, the FASB issued ASU No. 2010 – 17 - Revenue Recognition - Milestone Method (Topic 605): Milestone Method of Revenue Recognition. This standard provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for certain research and development transactions. Under this new standard, a company can recognize as revenue consideration that is contingent upon achievement of a milestone in the period in which it is achieved, only if the milestone meets all criteria to be considered substantive. This standard will be effective for us on a prospective basis as of January 1, 2011. We have evaluated the potential impact of this standard and have determined it will have no significant impact on our financial position or results of operations.

Restructuring Activities	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Restructuring Activities
2. Restructuring activities

Costs incurred with restructuring activities generally consist of voluntary and involuntary severance-related expenses, asset impairments and other costs to exit activities. We recognize voluntary termination benefits when the employee accepts the offered benefit arrangement. We recognize involuntary severance-related expenses depending on whether the termination benefits are provided under an ongoing benefit arrangement or under a one-time benefit arrangement. We recognize involuntary severance-related expenses associated with an ongoing benefit arrangement once they are probable and the amounts are estimable. We recognize involuntary severance-related expenses associated with a one-time benefit arrangement once the benefits have been communicated to employees.
Restructuring activities have also resulted in asset impairments, which are included in restructuring expense and are recorded as an adjustment to the basis of the asset, not as a liability relating to a restructuring charge. When we commit to a plan to abandon a long-lived asset before the end of its previously estimated useful life, we accelerate the recognition of depreciation to reflect the use of the asset over its shortened useful life. When an asset is held to be sold, we write down the carrying value to its net realizable value and cease depreciation.
In October 2008, we announced actions to reduce expenses in our Wireless segment, especially our baseband operation. In January 2009, we announced actions that included broad-based employment reductions to align our spending with weakened demand. Combined, these actions eliminated about 3,900 jobs; they were completed in 2009.

The table below reflects the changes in accrued restructuring balances associated with these actions:

	Severance and Benefits		Impairments and Other Charges	Total
Accrual at December 31, 2008	$186		$5	$191
Restructuring expense	201		11	212
Non-cash charges	(26	)*	1	(25)
Payments	(277)		(7)	(284)
Remaining accrual at December 31, 2009	84		10	94

Restructuring expense	33		—	33
Non-cash charges	(33	)*	—	(33)
Payments	(62)		(2)	(64)
Remaining accrual at December 31, 2010	$22		$8	$30

* Reflects charges for postretirement benefit plan settlement, curtailment and special termination benefits.

The accrual balances above are a component of Accrued expenses and other liabilities or Deferred credits and other liabilities on our balance sheets, depending on the expected timing of payment.

Restructuring expense recognized by segment from the actions described above is as follows:

	2010	2009	2008
Analog	$13	$84	$58
Embedded Processing	6	43	24
Wireless	10	62	132
Other	4	23	40
Total restructuring expense	$33	$212	$254

Stock-based compensation	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Stock-based compensation
3. Stock-based compensation

We account for all awards granted under our various stock-based employee compensation plans at fair value. The stock-based compensation expense recognized for the years ended December 31, 2010, 2009 and 2008 were as follows:

	2010	2009	2008
Stock-based compensation expense recognized:
Cost of revenue	$36	$35	$41
Research and development	53	54	62
Selling, general and administrative	101	97	110
Total	$190	$186	$213

These amounts include expense related to non-qualified stock options, RSUs and to stock options offered under our employee stock purchase plan.
We issue awards of non-qualified stock options generally with graded vesting provisions (e.g., 25 percent per year for four years). We recognize the related compensation cost on a straight-line basis over the minimum service period required for vesting of the award. For awards to employees who are retirement eligible or nearing retirement eligibility, we recognize compensation cost on a straight-line basis over the longer of the service period required to be performed by the employee in order to earn the award, or a six-month period.
We also issue RSUs, which generally vest four years after the date of grant. We recognize the related compensation costs on a straight-line basis over the vesting period.

Fair value methods and assumptions
We estimate the fair values for non-qualified stock options under the long-term incentive plans and director plans using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2010	2009	2008
Weighted average grant date fair value, per share	$6.61	$5.43	$8.86
Weighted average assumptions used:
Expected volatility	32%	48%	31%
Expected lives	6.4 yrs	5.9 yrs	5.7 yrs
Risk-free interest rates	2.83%	2.63%	3.01%
Expected dividend yields	2.08%	2.94%	1.34%

We determine expected volatility on all options granted after July 1, 2005, using available implied volatility rates rather than an analysis of historical volatility. We believe that market-based measures of implied volatility are currently the best available indicators of the expected volatility used in these estimates.
We determine expected lives of options based on the historical option exercise experience of our optionees using a rolling 10-year average. We believe the historical experience method is the best estimate of future exercise patterns currently available.
Risk-free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

Expected dividend yields are based on the approved annual dividend rate in effect and the current market price of our common stock at the time of grant. No assumption for a future dividend rate change is included unless there is an approved plan to change the dividend in the near term.
The fair value per share of RSUs that we grant is determined based on the closing price of our common stock on the date of grant.
Our employee stock purchase plan is a discount-purchase plan and consequently the Black-Scholes option-pricing model is not used to determine the fair value per share of these awards. The fair value per share under this plan equals the amount of the discount.

Long-term incentive and director compensation plans
We have stock options outstanding to participants under various long-term incentive plans. We also have assumed stock options that were granted by companies that we later acquired. Unless the options are acquisition-related replacement options, the option price per share may not be less than 100 percent of the fair market value of our common stock on the date of the grant. Substantially all the options have a 10-year term and vest ratably over four years. Our options generally continue to vest after the option recipient retires.
We also have RSUs outstanding under the long-term incentive plans. Each RSU represents the right to receive one share of TI common stock on the vesting date, which is generally four years after the date of grant. Upon vesting, the shares are issued without payment by the grantee. RSUs generally do not continue to vest after the recipient’s retirement date.
We have options and RSUs outstanding to non-employee directors under various director compensation plans. The plans generally provide for annual grants of stock options, a one-time grant of RSUs to each new non-employee director and the issuance of TI common stock upon the distribution of stock units credited to deferred compensation accounts established for such directors.

Stock option and RSU transactions under our long-term incentive and director compensation plans during 2010 were as follows:

	Stock Options		Restricted Stock Units
	Shares	Weighted Average Exercise Price per Share	Shares	Weighted Average Grant-Date Fair Value per Share
Outstanding grants, December 31, 2009	174,713,222	$30.53	14,409,002	$23.86
Granted	16,208,193	23.11	6,441,488	23.47
Vested RSUs	—	—	(1,629,862)	31.16
Expired and forfeited	(23,806,275)	50.04	(653,263)	24.61
Exercised	(16,980,127)	21.16	—	—
Outstanding grants, December 31, 2010	150,135,013	$27.70	18,567,365	$23.06

The weighted average grant-date fair value of RSUs granted during the years 2010, 2009 and 2008 was  $23.47,  $15.78 and  $29.09 per share. For the years ended December 31, 2010, 2009 and 2008, the total fair value of shares vested from RSU grants was  $51 million,  $28 million and  $20 million.

Summarized information about stock options outstanding at December 31, 2010, is as follows:

	Stock Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding (Shares)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number Exercisable (Shares)	Weighted Average Exercise Price per Share
$.26 to 10.00	21,963	2.0	$6.16	21,963	$6.16
10.01 to 20.00	31,755,186	4.7	15.69	20,740,148	16.07
20.01 to 30.00	58,361,582	5.4	25.18	36,751,851	25.43
30.01 to 40.00	48,019,676	3.0	33.05	47,779,210	33.05
40.01 to 50.38	11,976,606	0.1	50.31	11,976,606	50.31
$.26 to 50.38	150,135,013	4.1	$27.70	117,269,778	$29.42

During the years ended December 31, 2010, 2009 and 2008, the aggregate intrinsic value (i.e., the difference in the closing market price and the exercise price paid by the optionee) of options exercised was  $140 million,  $21 million and  $110 million.

Summarized information as of December 31, 2010, about outstanding stock options that are vested and expected to vest, as well as stock options that are currently exercisable, is as follows:

	Outstanding Stock Options (Fully Vested and Expected to Vest) (a)	Options Exercisable
Number of outstanding (shares)	147,952,889	117,269,778
Weighted average remaining contractual life	4.1 yrs	2.9 yrs
Weighted average exercise price per share	$28.10	$29.42
Intrinsic value (millions of dollars)	$944	$607

(a)	Includes effects of expected forfeitures. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $968 million.

As of December 31, 2010, the total future compensation cost related to unvested stock options and RSUs not yet recognized in the statements of income was  $133 million and  $196 million. Of that total,  $146 million,  $107 million,  $67 million and  $9 million will be recognized in 2011, 2012, 2013 and 2014.

Employee stock purchase plan
We have an employee stock purchase plan under which options are offered to all eligible employees in amounts based on a percentage of the employee’s compensation. Under the plan, the option price per share is 85 percent of the fair market value on the exercise date, and options have a three-month term.
Options outstanding under the plan at December 31, 2010, had an exercise price of  $27.83 per share (85 percent of the fair market value of TI common stock on the date of automatic exercise). Of the total outstanding options, none were exercisable at year-end 2010.

Employee stock purchase plan transactions during 2010 were as follows:

	Employee Stock Purchase Plan (Shares)	Exercise Price
Outstanding grants, December 31, 2009	579,681	$22.11
Granted	2,347,717	22.56
Exercised	(2,439,527)	21.40
Outstanding grants, December 31, 2010	487,871	$27.83

The weighted average grant-date fair value of options granted under the employee stock purchase plans during the years 2010, 2009 and 2008 was  $3.97,  $3.13 and  $3.37 per share. During the years ended December 31, 2010, 2009 and 2008, the total intrinsic value of options exercised under these plans was  $9 million,  $10 million and  $11 million.

Effect on shares outstanding and treasury shares
Our practice is to issue shares of common stock upon exercise of stock options generally from treasury shares and, on a limited basis, from previously unissued shares. We settled stock option plan exercises using treasury shares of 19,077,274 in 2010; 6,695,583 in 2009 and 11,217,809 in 2008; and previously unissued common shares of 342,380 in 2010; 93,648 in 2009 and 85,472 in 2008.
Upon vesting of RSUs, we issued treasury shares of 1,392,790 in 2010; 977,728 in 2009 and 544,404 in 2008. No previously unissued common shares were issued upon vesting of RSUs in these time periods.

Shares available for future grant and reserved for issuance are summarized below:

	As of December 31, 2010
Shares	Long-term Incentive and Director Compensation Plans	Employee Stock Purchase Plan	Total
Reserved for issuance (a)	249,171,482	30,075,811	279,247,293
Shares to be issued upon exercise of outstanding options and RSUs	(168,821,893)	(487,871)	(169,309,764)
Available for future grants	80,349,589	29,587,940	109,937,529

(a)	Includes 119,515 shares credited to directors’ deferred compensation accounts that may settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2010.

Profit sharing plans	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Profit sharing plans
4. Profit sharing plans

Profit sharing benefits are generally formulaic and determined by one or more subsidiary or company-wide financial metrics. We pay profit sharing benefits primarily under the company-wide TI Employee Profit Sharing Plan. This plan provides for profit sharing to be paid based solely on TI’s operating margin for the full calendar year. Under this plan, TI must achieve a minimum threshold of 10 percent operating margin before any profit sharing is paid. At 10 percent operating margin, profit sharing will be 2 percent of eligible payroll. The maximum amount of profit sharing available under the plan is 20 percent of eligible payroll, which is paid only if TI’s operating margin is at or above 35 percent for a full calendar year.
We recognized  $279 million,  $102 million and  $121 million of profit sharing expense under the TI Employee Profit Sharing Plan in 2010, 2009 and 2008.

Income taxes	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Income taxes
5. Income taxes

Income before income taxes	U.S.	Non-U.S.	Total
2010	$3,769	$782	$4,551
2009	1,375	642	2,017
2008	1,749	732	2,481

Provision (benefit) for income taxes	U.S. Federal	Non-U.S.	U.S. State	Total
2010:
Current	$1,347	$146	$18	$1,511
Deferred	(128)	(62)	2	(188)
Total	$1,219	$84	$20	$1,323

2009:
Current	$334	$63	$4	$401
Deferred	117	30	(1)	146
Total	$451	$93	$3	$547

2008:
Current	$646	$89	$8	$743
Deferred	(214)	43	(11)	(182)
Total	$432	$132	$(3)	$561

Principal reconciling items from income tax computed at the statutory federal rate follow:

	2010	2009	2008
Computed tax at statutory rate	$1,593	$706	$868
Effect of non-U.S. rates	(182)	(101)	(197)
Research and development tax credits	(54)	(28)	(75)
U.S. tax benefits for manufacturing	(63)	(21)	(18)
Other	29	(9)	(17)
Total provision for income taxes	$1,323	$547	$561

The primary components of deferred income tax assets and liabilities were as follows:

	December 31,
	2010	2009
Deferred income tax assets:
Inventories and related reserves	$525	$347
Postretirement benefit costs recognized in AOCI	404	380
Stock-based compensation	357	339
Accrued expenses	251	219
Deferred loss and tax credit carryforwards	220	201
Intangibles	62	71
Investments	43	49
Other	103	98
	1,965	1,704
Less valuation allowance	(3)	(2)
	1,962	1,702
Deferred income tax liabilities:
Accrued retirement costs (defined benefit and retiree health care)	(190)	(176)
Property, plant and equipment	(83)	(53)
Other	(78)	(68)
	(351)	(297)
Net deferred income tax asset	$1,611	$1,405

As of December 31, 2010 and 2009, net deferred income tax assets of  $1.61 billion and  $1.41 billion were presented in the balance sheets, based on tax jurisdiction, as deferred income tax assets of  $1.70 billion and  $1.47 billion and deferred income tax liabilities of  $86 million and  $67 million. The increase in net deferred income tax assets from December 31, 2009, to December 31, 2010, exceeds the  $188 million deferred tax provision due to the recording of deferred tax assets associated with postretirement benefit costs recognized in Accumulated other comprehensive income (AOCI). We make an ongoing assessment regarding the realization of U.S. and non-U.S. deferred tax assets. While these assets are not assured of realization, our assessment is that a valuation allowance is not required for the remaining balance of the deferred tax assets. This assessment is based on our evaluation of relevant criteria including the existence of (a) deferred tax liabilities that can be used to absorb deferred tax assets, (b) taxable income in prior carryback years and (c) expectations for future taxable income.
We have U.S. and non-U.S. tax loss carryforwards of approximately  $257 million, of which  $134 million expire through the year 2024.
Provision has been made for deferred taxes on undistributed earnings of non-U.S. subsidiaries to the extent that dividend payments from these subsidiaries are expected to result in additional tax liability. The remaining undistributed earnings (approximately  $3.44 billion at December 31, 2010) have been indefinitely reinvested; therefore, no provision has been made for taxes due upon remittance of these earnings. It is not practicable to determine the amount of unrecognized deferred tax liability on these unremitted earnings.
Cash payments made for income taxes (net of refunds) were  $1.47 billion,  $331 million and  $772 million for the years ended December 31, 2010, 2009 and 2008.

Uncertain tax positions: We operate in a number of tax jurisdictions and are subject to examination of our income tax returns by tax authorities in those jurisdictions who may challenge any item on these tax returns. Because the matters challenged by authorities are typically complex, their ultimate outcome is uncertain. We recognize accrued interest related to uncertain tax positions and penalties as components of OI&E. Before any benefit can be recorded in the financial statements, we must determine that it is “more likely than not” that a tax position will be sustained by the appropriate tax authorities.

The following table summarizes the changes in the total amounts of uncertain tax positions for 2010 and 2009:

	2010	2009
Balance, January 1	$56	$148
Additions based on tax positions related to the current year	12	10
Additions for tax positions of prior years	50	6
Reductions for tax positions of prior years	(12)	(18)
Settlements with tax authorities	(3)	(90)
Balance, December 31	$103	$56
Interest expense recognized in the year ended December 31	$2	$—
Accrued interest receivable as of December 31	$5	$9

The liability for uncertain tax positions is a component of Deferred credits and other liabilities, and accrued interest receivable is a component of Other assets on our balance sheets.
Within the  $103 million liability for uncertain tax positions as of December 31, 2010, are uncertain tax positions totaling  $136 million that, if recognized, would impact the effective tax rate. If these tax liabilities are ultimately realized,  $101 million of deferred tax assets would also be realized, primarily related to refunds from counterparty jurisdictions resulting from procedures for relief from double taxation.
As of December 31, 2010, the statute of limitations remains open for U.S. federal tax returns for 1999 and following years. Our returns for the years 2000 through 2006 are the subject of tax treaty procedures for relief from double taxation.
In foreign jurisdictions, the years open to audit represent the years still subject to the statute of limitations. Years still open to audit by foreign tax authorities in major jurisdictions include Germany (2005 onward), France (2008 onward), Japan (2003 onward) and Taiwan (2005 onward).
We are unable to estimate the range of any reasonably possible increase or decrease in uncertain tax positions that may occur within the next 12 months resulting from the eventual outcome of the years currently under audit or appeal. However, we do not anticipate any such outcome will result in a material change to our financial condition or results of operations.

Financial instruments and risk concentration	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Financial instruments and risk concentration
6. Financial instruments and risk concentration

Financial instruments: We hold derivative financial instruments such as forward foreign currency exchange contracts, forward purchase contracts and investment warrants, the fair value of which is not material at December 31, 2010. Our forward foreign currency exchange contracts outstanding at December 31, 2010, had a notional value of  $439 million to hedge our non-U.S. dollar net balance sheet exposures (including  $236 million to sell Japanese yen,  $69 million to sell euros and  $33 million to sell British pound sterling).
Cash equivalents, short-term investments, certain long-term investments, postretirement plan assets, contingent consideration and deferred compensation liabilities are carried at fair value, which is described in Note 7. The carrying values for other current financial assets and liabilities, such as accounts receivable and accounts payable, approximate fair value due to their short maturity.

Risk concentration: Financial instruments that could subject us to concentrations of credit risk are primarily cash, cash equivalents, short-term investments and accounts receivable. In order to manage our credit risk exposure, we place cash investments in investment-grade debt securities and limit the amount of credit exposure to any one issuer. We also limit counterparties on forward foreign currency exchange contracts to investment-grade-rated financial institutions.
Concentrations of credit risk with respect to accounts receivable are limited due to our large number of customers and their dispersion across different industries and geographic areas. We maintain an allowance for losses based on the expected collectability of accounts receivable. These allowances are deducted from accounts receivable on our balance sheets.

Details of these allowances are as follows:

Accounts receivable allowances	Balance at Beginning of Year	Additions Charged (Credited) to Operating Results	Recoveries and Write-offs, Net	Balance at End of Year
2010	$23	$(4)	$(1)	$18
2009	$30	$1	$(8)	$23
2008	$26	$7	$(3)	$30

Valuation of Debt and Equity Investments and Certain Liabilities	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Valuation of debt and equity investments and certain liabilities
7. Valuation of debt and equity investments and certain liabilities

Debt and equity investments
We classify our investments as available-for-sale, trading, equity method or cost method. Most of our investments are classified as available-for-sale.
Available-for-sale securities consist primarily of money market funds and debt securities. Available-for-sale securities are stated at fair value, which is generally based on market prices, broker quotes or, when necessary, financial models (see fair value discussion below). We record other-than-temporary losses (impairments) on these securities in OI&E in our statements of income, and all other unrealized gains and losses as an increase or decrease, net of taxes, in AOCI on our balance sheet.
Trading securities are stated at fair value based on market prices. Our trading securities consist exclusively of mutual funds that hold a variety of debt and equity investments intended to generate returns that offset changes in certain deferred compensation liabilities. We record changes in the fair value of our trading securities and the related deferred compensation liabilities in selling, general and administrative (SG&A) expense in our statements of income.
Our other investments are not measured at fair value but are accounted for using either the equity method or cost method. These investments consist of interests in venture capital funds and other non-marketable equity securities. Gains or losses from equity method investments are reflected in OI&E based on our ownership share of the investee’s financial results. Gains and losses on cost method investments are recorded in OI&E when realized or when an impairment of the investment’s value is warranted based on our assessment of the recoverability of each investment.

Details of our investments and related unrealized gains and losses included in AOCI are as follows:

	December 31, 2010			December 31, 2009
	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Measured at fair value:
Available-for-sale securities
Money market funds	$167	$—	$—	$563	$—	$—
Corporate obligations	44	649	—	100	438	—
U.S. Government agency and Treasury securities	855	1,081	—	360	1,305	—
Auction-rate securities	—	23	257	—	—	458

Trading securities
Mutual funds	—	—	139	—	—	123
Total	1,066	1,753	396	1,023	1,743	581

Other measurement basis:
Equity method investments	—	—	36	—	—	33
Cost method investments	—	—	21	—	—	23
Cash on hand	253	—	—	159	—	—
Total	$1,319	$1,753	$453	$1,182	$1,743	$637

Amounts included in AOCI from available-for-sale securities:
Unrealized gains (pre-tax)	$—	$1	$—	$—	$1	$—
Unrealized losses (pre-tax)	$—	$1	$22	$—	$—	$32

As of December 31, 2010, about 60 percent of our investments in the corporate obligations shown above were insured by either the Federal Deposit Insurance Corporation (FDIC) or the United Kingdom government.
In the year ending December 31, 2010,  $188 million of auction-rate securities were redeemed and we received notification in the fourth quarter of 2010 that an additional  $23 million of auction-rate securities would be redeemed during 2011. These securities were subsequently redeemed in January of 2011 and were reclassified from long-term to short-term investments on the balance sheet as of December 31, 2010.
As of December 31, 2010 and 2009, unrealized losses included in AOCI were associated with auction-rate securities, and as of December 31, 2010, we have determined that these unrealized losses are not other-than-temporarily impaired. We expect to recover the entire cost basis of these securities. We do not intend to sell these investments, nor do we expect to be required to sell these investments before a recovery of the cost basis. For the year ended December 31, 2010, we did not recognize in earnings any credit losses related to these investments.

Proceeds from sales, redemptions and maturities of short-term available-for-sale securities, excluding cash equivalents, were  $2.56 billion,  $2.03 billion and  $1.30 billion in 2010, 2009 and 2008. Gross realized gains and losses from these sales were not significant.

The following table presents the aggregate maturities of investments in debt securities classified as available-for-sale at December 31, 2010:

Due	Fair Value
One year or less	$2,156
One to three years	663
Greater than three years (auction-rate securities)	257

Gross realized gains and losses from sales of long-term investments were not significant for 2010, 2009 or 2008. Other-than-temporary declines and impairments in the values of these investments recognized in OI&E were  $1 million,  $14 million and  $10 million in 2010, 2009 and 2008.

Fair value considerations
As noted above, we measure and report our financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
The three-level hierarchy discussed below indicates the extent and level of judgment used to estimate fair-value measurements.
Level 1 –	Uses unadjusted quoted prices that are available in active markets for identical assets or liabilities as of the reporting date.
Level 2 –
Uses inputs other than Level 1 that are either directly or indirectly observable as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not active. Level 2 also includes assets and liabilities that are valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data. Our Level 2 assets consist of corporate obligations, some U.S. government agency securities and auction-rate securities that have been called for redemption. We utilize a third-party data service to provide Level 2 valuations, verifying these valuations for reasonableness relative to unadjusted quotes obtained from brokers or dealers based on observable prices for similar assets in active markets.

Level 3 –
Uses inputs that are unobservable, supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models that utilize management estimates of market participant assumptions.

We own auction-rate securities that are primarily classified as Level 3 assets. Auction-rate securities are debt instruments with variable interest rates that historically would periodically reset through an auction process. These auctions have not functioned since 2008. There is no active secondary market for these securities, although limited observable transactions do occasionally occur. As a result, we use a discounted cash flow (DCF) model to determine the estimated fair value of these investments as of each quarter end. The assumptions used in preparing the DCF model include estimates for the amount and timing of future interest and principal payments and the rate of return required by investors to own these securities in the current environment. In making these assumptions we consider relevant factors including: the formula for each security that defines the interest rate paid to investors in the event of a failed auction; forward projections of the interest rate benchmarks specified in such formulas; the likely timing of principal repayments; the probability of full repayment considering the guarantees by the U.S. Department of Education of the underlying student loans and additional credit enhancements provided through other means; and, publicly available pricing data for student loan asset-backed securities that are not subject to auctions. Our estimate of the rate of return required by investors to own these securities also considers the reduced liquidity for auction-rate securities.
To date, we have collected all interest on all of our auction-rate securities when due and expect to continue to do so in the future. The principal associated with failed auctions will not be accessible until successful auctions resume, a buyer is found outside of the auction process, or issuers use a different form of financing to replace these securities. Meanwhile, issuers continue to repay principal over time from cash flows prior to final maturity, or make final payments when they come due according to contractual maturities ranging from 24 to 37 years. All of our auction-rate securities are backed by pools of student loans substantially guaranteed by the U.S. Department of Education and we continue to believe that the credit quality of these securities is high based on this guarantee. As of December 31, 2010, all of these securities were rated AAA or Aaa by at least one of the major rating agencies. Although most of these securities are dual rated AAA/Aaa, one ( $25 million par value) is rated AAA/B3 and one ( $12 million par value) is rated AAA/Baa1. While our ability to liquidate auction-rate investments is likely to be limited for some period of time, we do not believe this will materially impact our ability to fund our working capital needs, capital expenditures, dividend payments or other business requirements.

The following are our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2010 and 2009. These tables do not include cash on hand, assets held by our postretirement plans, or assets and liabilities that are measured at historical cost or any basis other than fair value.

	Fair Value December 31, 2010	Level 1	Level 2	Level 3
Assets
Money market funds	$167	$167	$—	$—
Corporate obligations	693	—	693	—
U.S. Government agency and Treasury securities	1,936	1,120	816	—
Auction-rate securities	280	—	23	257
Mutual funds	139	139	—	—
Total assets	$3,215	$1,426	$1,532	$257

Liabilities (a)
Contingent consideration	$8	$—	$—	$8
Deferred compensation	159	159	—	—
Total liabilities	$167	$159	$—	$8

	Fair Value December 31, 2009	Level 1	Level 2	Level 3
Assets
Money market funds	$563	$563	$—	$—
Corporate obligations	538	—	538	—
U.S. Government agency and Treasury securities	1,665	911	754	—
Auction-rate securities	458	—	—	458
Mutual funds	123	123	—	—
Total assets	$3,347	$1,597	$1,292	$458

Liabilities (a)
Contingent consideration	$18	$—	$—	$18
Deferred compensation	154	154	—	—
Total liabilities	$172	$154	$—	$18

(a)	The liabilities above are a component of Accrued expenses and other liabilities or Deferred credits and other liabilities on our balance sheets, depending on the expected timing of payment.

The following table summarizes the change in the fair values for Level 3 assets and liabilities for the years ended December 31, 2010 and 2009. The transfer of auction-rate securities into Level 2 was the result of these securities being called for redemption and all were subsequently redeemed.

	Level 3
	Auction-rate Securities	Contingent Consideration
Balance, December 31, 2008	$482	$—
New contingent consideration	—	10
Change in fair value of contingent consideration – included in operating profit	—	8
Reduction in unrealized loss – included in AOCI	21	—
Redemptions	(45)	—
Balance, December 31, 2009	458	18

Change in fair value of contingent consideration – included in operating profit	—	(10)
Reduction in unrealized loss – included in AOCI	10	—
Redemptions	(188)	—
Transfers into Level 2	(23)	—
Balance, December 31, 2010	$257	$8

Acquisitions and divestitures	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Acquisitions and Divestitures
8. Acquisitions and divestitures

Acquisitions
On October 14, 2010, we announced the acquisition of TI’s first semiconductor manufacturing site in China, located in the Chengdu High-tech Zone, which included a fully equipped and operational 200-millimeter wafer fabrication facility (fab), as well as a non-operating fab which is held for future capacity expansion. Additionally, we offered employment to the majority of existing employees at the Chengdu site. We are providing transitional supply services through the middle of 2011, while also installing our analog production processes. This acquisition, which was recorded as a business combination, used net cash of  $140 million. An additional  $35 million will be paid to the seller in October 2011, subject to adjustments for any claims we may have in relation to representations, warranties or other obligations of the seller. We recorded  $158 million of property, plant and equipment,  $5 million of inventory,  $4 million of other assets and  $8 million of expenses, which were charged to cost of revenue. Operating results for the transitional supply services are included in our Other segment. Additionally, we incurred acquisition-related costs of  $2 million, which were recorded in SG&A expense.
On August 31, 2010, we completed the acquisition of two wafer fabrication facilities and equipment in Aizu-Wakamatsu, Japan, for net cash of  $130 million. The terms of the acquisition included an operational 200-millimeter fab as well as a non-operating fab capable of either 200- or 300-millimeter production that is being held for future capacity expansion. Additionally, we offered employment to the existing employees at the Aizu site. We are providing transitional supply services through June 2012, while also installing our analog production processes.
The acquisition of the two Aizu wafer fabs and related 200-millimeter equipment was recorded as a business combination for net cash of  $59 million. We recorded  $42 million of property, plant and equipment,  $9 million of inventory and  $8 million of expenses, which were charged to cost of revenue. Operating results for the transitional supply services are included in our Other segment. In connection with the Aizu acquisition, we also settled a contractual arrangement with a third party for our benefit for net cash of  $12 million, which was recorded as a charge in cost of revenue in our Other segment. Additionally, we incurred acquisition-related costs of  $1 million, which were recorded in SG&A expense.
The Aizu acquisition also included 300-millimeter production tools, which we recorded as a capital purchase for net cash of  $58 million. Of this amount,  $36 million was for tools to be used primarily in our 300-millimeter analog fab in Richardson, Texas, and the remaining  $22 million is held for sale.
In the second quarter of 2009, we acquired Luminary Micro for net cash of  $51 million and other consideration of  $7 million. These operations were integrated into our Embedded Processing segment.
In the first quarter of 2009, we acquired CICLON Semiconductor Device Corporation for net cash of  $104 million and other consideration of  $7 million. These operations were integrated into our Analog segment.
The results of operations for these acquisitions have been included in our financial statements from their respective acquisition dates. Pro forma financial information would not be materially different from amounts reported.

Divestiture
On November 15, 2010, we divested a product line previously included in our Other segment for  $148 million, and recognized a gain in operating profit of  $144 million.

Goodwill and other acquisition-related intangibles	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Goodwill and other acquisition-related intangibles [Text Block]
9. Goodwill and other acquisition-related intangibles

The following table summarizes the changes in goodwill by segment for the years ended December 31, 2010 and 2009:

	Analog	Embedded Processing	Wireless	Other	Total
Goodwill, December 31, 2008	$567	$157	$82	$34	$840
Additions from acquisitions	70	15	—	—	85
Adjustments	1	—	—	—	1
Goodwill, December 31, 2009	638	172	82	34	926

Additions from acquisitions	—	—	—	—	—
Adjustments	(8)	—	8	(2)	(2)
Goodwill, December 31, 2010	$630	$172	$90	$32	$924

There was no impairment of goodwill during 2010 or 2009. In the first quarter of 2010, we transferred a low-power wireless product line from the Analog segment to the Wireless segment, including the associated goodwill. We reduced goodwill in Other by  $2 million, which was related to the divestiture noted above. The goodwill balances shown on our balance sheets are net of total accumulated amortization of  $221 million at year end 2010 and 2009.
In 2010 and 2009, we recognized intangible assets associated with acquisitions we made during the year of zero and  $81 million, respectively, primarily for developed technology, to be amortized over four to eight years.

The following table shows the components of acquisition-related intangible assets:

		December 31, 2010			December 31, 2009
	Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Acquisition-related intangibles:
Developed technology	3 - 10 years	$155	$100	$55	$183	$97	$86
Other intangibles	3 - 10 years	60	39	21	60	28	32
In-process research and development		—	—	—	6	—	6
Total		$215	$139	$76	$249	$125	$124

Amortization of acquisition-related intangibles was  $48 million,  $48 million and  $37 million for 2010, 2009 and 2008, primarily related to developed technology.

The following table sets forth the estimated amortization of acquisition-related intangibles for the years ended December 31:

2011	$25
2012	21
2013	15
2014	6
2015	4
Thereafter	5

Pension and postretirement benefits	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Schedule of pension and other postretirement benefits disclosure
10. Postretirement benefit plans

Plan descriptions: We have various employee retirement plans including defined benefit, defined contribution and retiree health care benefit plans. For qualifying employees, we offer deferred compensation arrangements.

U.S. retirement plans:
Principal retirement plans in the U.S. are qualified and non-qualified defined benefit pension plans (all of which closed to new participants after November 1997), a defined contribution plan and an enhanced defined contribution plan. The defined benefit pension plans include employees still accruing benefits as well as employees and participants that no longer accrue service-related benefits, but instead, may participate in the enhanced defined contribution plan.
Both defined contribution plans offer an employer-matching savings option that allows employees to make pre-tax contributions to various investment choices, including a TI common stock fund. Employees who elected to continue accruing a benefit in the qualified defined benefit pension plans may also participate in the defined contribution plan, where employer-matching contributions are provided for up to 2 percent of the employee’s annual eligible earnings. Employees who elected not to continue accruing a benefit in the defined benefit pension plans, and employees hired after November 1997 and through December 31, 2003, may participate in the enhanced defined contribution plan. This plan provides for a fixed employer contribution of 2 percent of the employee’s annual eligible earnings, plus an employer-matching contribution of up to 4 percent of the employee’s annual eligible earnings. Employees hired after December 31, 2003, do not receive the fixed employer contribution of 2 percent of the employee’s annual eligible earnings.
At December 31, 2010 and 2009, as a result of employees’ elections, TI’s U.S. defined contribution plans held shares of TI common stock totaling 24 million shares and 29 million shares valued at  $792 million and  $759 million, respectively. Dividends paid on these shares for 2010 and 2009 totaled  $13 million and  $14 million.
Our aggregate expense for the U.S. defined contribution plans was  $50 million in 2010,  $51 million in 2009 and  $56 million in 2008.
Benefits under the qualified defined benefit pension plan are determined using a formula based upon years of service and the highest five consecutive years of compensation. We intend to contribute amounts to this plan to meet the minimum funding requirements of applicable local laws and regulations, plus such additional amounts as we deem appropriate. The non-qualified defined benefit plans are unfunded and closed to new participants.

U.S. retiree health care benefit plan:
U.S. employees who meet eligibility requirements are offered medical coverage during retirement. We make a contribution toward the cost of those retiree medical benefits for certain retirees and their dependents. The contribution rates are based upon various factors, the most important of which are an employee’s date of hire, date of retirement, years of service and eligibility for Medicare benefits. The balance of the cost is borne by the plan’s participants. Employees hired after January 1, 2001, are responsible for the full cost of their medical benefits during retirement.

Non-U.S. retirement plans:
We provide retirement coverage for non-U.S. employees, as required by local laws or to the extent we deem appropriate, through a number of defined benefit and defined contribution plans. Retirement benefits are generally based on an employee’s years of service and compensation. Funding requirements are determined on an individual country and plan basis and are subject to local country practices and market circumstances.
As of December 31, 2010 and 2009, as a result of employees’ elections, TI’s non-U.S. defined contribution plans held TI common stock valued at  $14 million and  $13 million, respectively. Dividends paid on these shares of TI common stock for 2010 and 2009 were not material.

Effect on the statements of income and balance sheets

Expense related to defined benefit and retiree health care benefit plans was as follows:

	U.S. Defined Benefit			U.S. Retiree Health Care			Non-U.S. Defined Benefit
	2010	2009	2008	2010	2009	2008	2010	2009	2008
Service cost	$20	$20	$25	$4	$4	$4	$37	$40	$49
Interest cost	45	49	49	26	26	28	62	62	60
Expected return on plan assets	(49)	(49)	(45)	(23)	(28)	(27)	(73)	(69)	(83)
Amortization of prior service cost	1	1	1	2	2	2	(3)	(3)	(3)
Recognized net actuarial loss	22	18	16	12	8	8	30	34	5
Net periodic benefit cost	39	39	46	21	12	15	53	64	28

Settlement charges*	37	13	7	—	—	—	—	15	—
Curtailment charges (credits)	—	—	1	—	2	11	—	(9)	—
Special termination benefit charges	—	6	18	—	—	—	—	3	—
Total, including charges	$76	$58	$72	$21	$14	$26	$53	$73	$28

*	Includes restructuring and non-restructuring related settlement charges.

For the U.S. qualified pension and retiree health care plans, the expected return on plan assets component of net periodic benefit cost is based upon a market-related value of assets. In accordance with U.S. GAAP, the market-related value of assets generally utilizes a smoothing technique whereby certain gains and losses are phased in over a period of three years.

Changes in the benefit obligations and plan assets for the defined benefit and retiree health care benefit plans were as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
	2010	2009	2010	2009	2010	2009
Change in plan benefit obligation:
Benefit obligation at beginning of year	$860	$867	$472	$449	$1,945	$1,933
Service cost	20	20	4	4	37	40
Interest cost	45	49	26	26	62	62
Participant contributions	—	—	17	16	3	3
Benefits paid	(6)	(30)	(45)	(47)	(70)	(53)
Medicare subsidy	—	—	3	4	—	—
Actuarial (gain) loss	92	(5)	(4)	18	132	35
Settlements	(131)	(43)	—	—	—	(48)
Curtailments	—	(4)	—	2	—	(28)
Special termination benefits	—	6	—	—	—	3
Plan amendments	—	—	—	—	(1)	—
Effects of exchange rate changes	—	—	—	—	109	(2)
Benefit obligation at end of year (BO)	$880	$860	$473	$472	$2,217	$1,945

Change in plan assets:
Fair value of plan assets at beginning of year	$859	$765	$374	$341	$1,672	$1,513
Actual return on plan assets	76	45	25	39	95	197
Employer contributions (funding of qualified plans)	30	115	33	24	53	54
Employer contributions (payments for non-qualified plans)	5	7	—	1	—	—
Participant contributions	—	—	17	16	3	3
Benefits paid	(6)	(30)	(45)	(47)	(70)	(53)
Settlements	(131)	(43)	—	—	—	(48)
Effects of exchange rate changes	—	—	—	—	82	6
Fair value of plan assets at end of year (FVPA)	$833	$859	$404	$374	$1,835	$1,672
Funded status (FVPA – BO) at end of year	$(47)	$(1)	$(69)	$(98)	$(382)	$(273)

The majority of the settlement-related impact is associated with the 2008 and 2009 restructuring actions. The actuarial losses for 2010 were mainly driven by changes to actuarial assumptions used to calculate the benefit obligations, most notably, declines in the discount rate used to determine the present value of the benefit obligations and lump sum conversion rates used for the U.S. defined benefit plans.

Amounts recognized on the balance sheet as of December 31, 2010, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$1	$—	$30	$31
Accrued expenses and other liabilities	(3)	—	(7)	(10)
Underfunded retirement plans	(45)	(69)	(405)	(519)
Funded status (FVPA – BO) at end of year	$(47)	$(69)	$(382)	$(498)

Amounts recognized on the balance sheet as of December 31, 2009, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$40	$—	$24	$64
Accrued expenses and other liabilities	(5)	—	(6)	(11)
Underfunded retirement plans	(36)	(98)	(291)	(425)
Funded status (FVPA – BO) at end of year	$(1)	$(98)	$(273)	$(372)

Accumulated benefit obligations, which represent the benefit obligations excluding the impact of future salary increases, were  $813 million and  $817 million at year-end 2010 and 2009 for the U.S. defined benefit plans, and  $2.02 billion and  $1.79 billion at year-end 2010 and 2009 for the non-U.S. defined benefit plans.

The amounts recorded in AOCI for the years ended December 31, 2010 and 2009, are detailed below by plan type:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit		Total
	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost
AOCI balance, December 31, 2009 (net of tax)	$150	$2	$137	$7	$328	$(23)	$615	$(14)
Changes in AOCI by category in 2010
Annual adjustments	64	—	(5)	—	156	(4)	215	(4)
Reclassification of recognized transactions	(59)	(1)	(12)	(2)	(30)	4	(101)	1
Less tax (benefit) expense	2	—	6	1	(33)	—	(25)	1
Total change to AOCI in 2010	7	(1)	(11)	(1)	93	—	89	(2)
AOCI balance, December 31, 2010 (net of tax)	$157	$1	$126	$6	$421	$(23)	$704	$(16)

The estimated amounts of net actuarial loss and unrecognized prior service cost included in AOCI as of December 31, 2010, that are expected to be amortized into net periodic benefit cost over the next fiscal year are:  $23 million and  $1 million for the U.S. defined benefit plans;  $12 million and  $2 million for the U.S. retiree health care plan; and  $38 million and ( $4) million for the non-U.S. defined benefit plans.

Information on plan assets
We report and measure the plan assets of our defined benefit pension and other postretirement plans at fair value.
The tables below sets forth the fair value of our plan assets as of December 31, 2010 and 2009, using the same three-level hierarchy of fair-value inputs described in Note 7.

	Fair Value at December 31, 2010	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plans
Money market funds	$43	$—	$43	$—
U.S. Government agency and Treasury securities	220	196	24	—
U.S. bond funds	281	—	281	—
U.S. equity funds and option collars	195	—	195	—
International equity funds	60	—	60	—
Limited partnerships	34	—	—	34
Total	$833	$196	$603	$34

Assets of U.S. retiree health care plan
Money market funds	$41	$—	$41	$—
U.S. bond funds	165	165	—	—
U.S. equity funds and option collars	144	41	103	—
International equity funds	54	—	54	—
Total	$404	$206	$198	$—

Assets of non-U.S. defined benefit plans
Money market funds	$19	$—	$19	$—
Local market bond funds	669	—	669	—
International/global bond funds	211	—	211	—
Local market equity funds	300	42	258	—
International/global equity funds	555	—	555	—
Other investments	81	—	30	51
Total	$1,835	$42	$1,742	$51

	Fair Value at December 31, 2009	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plans
Money market funds	$181	$—	$181	$—
U.S. Government agency and Treasury securities	193	169	24	—
U.S. bond funds	242	—	242	—
U.S. equity funds and option collars	154	—	154	—
International equity funds	55	—	55	—
Limited partnerships	34	—	—	34
Total	$859	$169	$656	$34

Assets of U.S. retiree health care plan
Money market funds	$40	$—	$40	$—
U.S. bond funds	142	142	—	—
U.S. equity funds and option collars	143	80	63	—
International equity funds	49	—	49	—
Total	$374	$222	$152	$—

Assets of non-U.S. defined benefit plans
Money market funds	$3	$—	$3	$—
Local market bond funds	647	—	647	—
International/global bond funds	176	—	176	—
Local market equity funds	275	38	237	—
International/global equity funds	496	—	496	—
Other investments	75	—	26	49
Total	$1,672	$38	$1,585	$49

The following table summarizes the change in the fair values for Level 3 plan assets for the years ending December 31, 2010 and 2009:

	Level 3 Plan Assets
	U.S. Defined Benefit	Non-U.S. Defined Benefit
Balance, December 31, 2008	$28	$56
Redemptions	—	(9)
Unrealized gain	6	2
Balance, December 31, 2009	34	49
Redemptions	—	(4)
Unrealized gain	—	6
Balance, December 31, 2010	$34	$51

The investments in our major benefit plans largely consist of low-cost, broad-market index funds to mitigate risks of concentration within market sectors. In recent years, our investment policy has shifted toward a closer matching of the interest-rate sensitivity of the plan assets and liabilities. The appropriate mix of equity and bond investments is determined primarily through the use of detailed asset-liability modeling studies that look to balance the impact of changes in the discount rate against the need to provide asset growth to cover future service cost. Most of our plans around the world have added a greater proportion of fixed income securities with return characteristics that are more closely aligned with changes in the liabilities caused by discount rate volatility. For the U.S. plans, we utilize an option collar strategy to reduce the volatility of returns on investments in U.S. equity funds.
The only Level 3 assets in our worldwide benefit plans are certain private equity limited partnerships in our U.S. pension plan and diversified hedge funds in a non-U.S. pension plan. These investments are valued using inputs from the fund managers and internal models.

Assumptions and investment policies

	Defined Benefit		U.S. Retiree Health Care
	2010	2009	2010	2009
Weighted average assumptions used to determine benefit obligations:
U.S. discount rate	5.58%	6.00%	5.48%	5.54%
Non-U.S. discount rate	2.79%	3.23%

U.S. average long-term pay progression	3.40%	3.00%
Non-U.S. average long-term pay progression	3.24%	3.06%

Weighted average assumptions used to determine net periodic benefit cost:
U.S. discount rate	5.61%	6.05%	5.54%	6.02%
Non-U.S. discount rate	3.23%	3.35%

U.S. long-term rate of return on plan assets	6.50%	6.50%	6.00%	7.00%
Non-U.S. long-term rate of return on plan assets	4.23%	4.59%

U.S. average long-term pay progression	3.00%	3.50%
Non-U.S. average long-term pay progression	3.06%	3.12%

We utilize a variety of methods to select an appropriate discount rate depending on the depth of the corporate bond market in the country in which the benefit plan operates. In the U.S., we use a settlement approach whereby a portfolio of bonds is selected from the universe of actively traded high-quality U.S. corporate bonds. The selected portfolio is designed to provide cash flows sufficient to pay the plan’s expected benefit payments when due. The resulting discount rate reflects the rate of return of the selected portfolio of bonds. For our non-U.S. locations with a sufficient number of actively traded high-quality bonds, an analysis is performed in which the projected cash flows from the defined benefit plans are discounted against a yield curve constructed with an appropriate universe of high-quality corporate bonds available in each country. In this manner, a present value is developed. The discount rate selected is the single equivalent rate that produces the same present value. Both the settlement approach and the yield curve approach produce a discount rate that recognizes each plan’s distinct liability characteristics. For countries that lack a sufficient corporate bond market, a government bond index adjusted for an appropriate risk premium is used to establish the discount rate.
Assumptions for the expected long-term rate of return on plan assets are based on future expectations for returns for each asset class and the effect of periodic target asset allocation rebalancing. We adjust the results for the payment of reasonable expenses of the plan from plan assets. We believe our assumptions are appropriate based on the investment mix and long-term nature of the plans’ investments.
Assumptions used for the non-U.S. defined benefit plans reflect the different economic environments within the various countries.

The table below shows target allocation ranges for the plans that hold a substantial majority of the defined benefit assets.

Asset category	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit
Equity securities	35%	50%	25% - 60%
Fixed income securities and cash equivalents	65%	50%	40% - 75%

We intend to rebalance the plans’ investments when they are not within the target allocation ranges. Additional contributions are invested consistent with the target ranges and may be used to rebalance the portfolio. The investment allocations and individual investments are chosen with regard to the duration of the obligations of each plan. Most of the assets in the retiree health care benefit plan are invested in a series of Voluntary Employee Benefit Association (VEBA) trusts.

Weighted average asset allocations at December 31, are as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
Asset category	2010	2009	2010	2009	2010	2009
Equity securities	35%	28%	49%	51%	49%	49%
Fixed income securities	60%	51%	41%	38%	50%	50%
Cash equivalents	5%	21%	10%	11%	1%	1%

None of the plan assets related to the defined benefit pension plans and retiree health care benefit plan are directly invested in TI common stock. As of December 31, 2010, we do not expect to return any of the plans’ assets to TI in the next 12 months.
Contributions to the plans meet or exceed all minimum funding requirements. We expect to contribute to our retirement plans in 2011 as we have in recent years.
The following table shows the benefits we expect to pay to participants from the plans in the next ten years. Almost all of the payments will be made from plan assets and not company assets.

	U.S. Defined Benefit	U.S. Retiree Health Care	Medicare Subsidy	Non-U.S. Defined Benefit
2011	$147	$35	$(4)	$72
2012	73	36	(4)	75
2013	83	38	(5)	80
2014	81	40	(5)	82
2015	82	41	(2)	88
2016–2020	380	209	(11)	504

Assumed health care cost trend rates for the U.S. retiree health care plan at December 31 are:

	U.S. Retiree Health Care
	2010	2009
Assumed health care cost trend rate for next year	9.0%	9.0%
Ultimate trend rate	5.0%	5.0%
Year in which ultimate trend rate is reached	2016	2016

Increasing or decreasing health care cost trend rates by one percentage point would have increased or decreased the accumulated postretirement benefit obligation for the U.S. retiree health care plan at December 31, 2010, by  $21 million or  $19 million and increased or decreased the service cost and interest cost components of 2010 plan expense by  $1 million.

Deferred compensation arrangements
We have a deferred compensation plan, which allows U.S. employees whose base salary and management responsibility exceed a certain level to defer receipt of a portion of their cash compensation. Payments under this plan are made based on the participant’s distribution election and plan balance. Participants can earn a return on their deferred compensation based on notional investments in the same investment funds that are offered in our defined contribution plans.
As of December 31, 2010, our liability to participants of the deferred compensation plan was  $159 million and is recorded in Deferred credits and other liabilities on our balance sheets. This amount reflects the accumulated participant deferrals and earnings thereon as of that date. No assets are held in trust for the deferred compensation plan and so we remain liable to the participants. To serve as an economic hedge against changes in fair values of this liability, we invest in similar mutual funds that are recorded in Long-term investments. We record changes in the fair value of the liability and the related investment in SG&A expense (see Note 7).

Debt and lines of credit	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Debt and lines of credit
11. Debt and lines of credit

As of December 31, 2010 and 2009, we had no outstanding debt. We maintain lines of credit to support commercial paper borrowings, if any, and to provide additional liquidity through bank loans. As of December 31, 2010, we had a revolving credit facility that allows us to borrow up to  $1 billion until August 2011, and  $920 million thereafter through August 2012. These facilities would carry a variable rate of interest indexed to the London Interbank Offered Rate (LIBOR), if drawn. As of December 31, 2010, this credit facility was undrawn, and no commercial paper was outstanding.
Interest incurred on loans in 2010, 2009 and 2008 was not material.

Major commitments and contingencies	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Major commitments and contingencies
12. Commitments and contingencies

Operating leases: We conduct certain operations in leased facilities and also lease a portion of our data processing and other equipment. In addition, certain long-term supply agreements to purchase industrial gases are accounted for as operating leases. Lease agreements frequently include purchase and renewal provisions and require us to pay taxes, insurance and maintenance costs. Rental and lease expense incurred was  $100 million,  $114 million and  $124 million in 2010, 2009 and 2008.

Capitalized software licenses: We have licenses for certain internal-use electronic design automation software that we account for as capital leases. The related liabilities are apportioned between Accounts payable and Deferred credits and other liabilities on our balance sheets, depending on the contractual timing of the payment.

Purchase commitments: Some of our purchase commitments entered in the ordinary course of business provide for minimum payments.

Summary: At December 31, 2010, we had committed to make the following minimum payments under our non-cancellable operating leases, capitalized software licenses and purchase commitments:

	Operating Leases	Capitalized Software Licenses	Purchase Commitments
2011	$80	$67	$221
2012	65	54	105
2013	50	7	38
2014	45	6	8
2015	39	—	2
Thereafter	80	—	1

Indemnification guarantees: We routinely sell products with an intellectual property indemnification included in the terms of sale. Historically, we have had only minimal, infrequent losses associated with these indemnities. Consequently, we cannot reasonably estimate or accrue for any future liabilities that may result.

Warranty costs/product liabilities: We accrue for known product-related claims if a loss is probable and can be reasonably estimated. During the periods presented, there have been no material accruals or payments regarding product warranty or product liability. Historically, we have experienced a low rate of payments on product claims. Although we cannot predict the likelihood or amount of any future claims, we do not believe they will have a material adverse effect on our financial condition, results of operations or liquidity. Consistent with general industry practice, we enter into formal contracts with certain customers that include negotiated warranty remedies. Typically, under these agreements our warranty for semiconductor products includes: three years coverage; an obligation to repair, replace or refund; and a maximum payment obligation tied to the price paid for our products. In some cases, product claims may exceed the price of our products.

General: We are subject to various legal and administrative proceedings. Although it is not possible to predict the outcome of these matters, we believe that the results of these proceedings will not have a material adverse effect on our financial condition, results of operations or liquidity. From time to time, we also negotiate contingent consideration payment arrangements associated with certain acquisitions, which are recorded at fair value.

Discontinued operations indemnity: In connection with the 2006 sale of the former Sensors & Controls business, we have agreed to indemnify Sensata Technologies, Inc., for specified litigation matters and certain liabilities, including environmental liabilities. Our indemnification obligations with respect to breaches of representations and warranties and the specified litigation matters are generally subject to a total deductible of  $30 million and our maximum potential exposure is limited to  $300 million. We have not made any indemnity payments related to this matter and do not expect that any potential payments related to this indemnity obligation would have a material adverse effect on our financial condition, results of operations or liquidity in future periods.

Stockholders' equity	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Stockholders' equity [Text Block]
13. Stockholders’ equity

We are authorized to issue 10,000,000 shares of preferred stock. No preferred stock is currently outstanding.
Treasury shares acquired in connection with the board-authorized stock repurchase program in 2010, 2009 and 2008 were 93,522,896 shares, 45,544,800 shares and 77,162,667 shares. As of December 31, 2010,  $7.6 billion of stock repurchase authorizations remain and no expiration date has been specified.

Supplemental financial information	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Supplemental financial information
14. Supplemental financial information

Other income (expense) net	2010	2009	2008
Interest income	$13	$24	$76
Other (a)	24	2	(32)
Total	$37	$26	$44

(a)
Includes lease income of approximately  $20 million per year, primarily from the purchaser of a former business. As of December 31, 2010, the aggregate amount of non-cancellable future lease payments to be received from these leases is  $79 million. These leases contain renewal options. Other also includes miscellaneous non-operational items such as: interest income and expense related to non-investment items such as taxes; gains and losses from our equity method investments; realized gains and losses associated with former equity investments; gains and losses related to former businesses; gains and losses from currency exchange rate changes; and gains and losses from our derivative financial instruments (primarily forward foreign currency exchange contracts).

	December 31,
Inventories	2010	2009
Raw materials and purchased parts	$122	$93
Work in process	919	758
Finished goods	479	351
Total	$1,520	$1,202

Finished goods include inventory placed on consignment of  $130 million and  $118 million as of December 31, 2010 and 2009, respectively.

		December 31,
Property, plant and equipment at cost	Depreciable Lives	2010	2009
Land	—	$92	$83
Buildings and improvements	5-40 years	2,815	2,867
Machinery and equipment	3-10 years	4,000	3,755
Total		$6,907	$6,705

Authorizations for property, plant and equipment expenditures in future years were  $386 million at December 31, 2010.

	December 31,
Accrued expenses and other liabilities	2010	2009
Customer incentive programs and allowances	$118	$118
Property and other non-income taxes	108	89
Other	396	363
Total	$622	$570

	December 31,
Accumulated other comprehensive income (loss), net of taxes	2010	2009
Unrealized losses on available-for-sale investments	$(13)	$(20)
Postretirement benefit plans:
Net actuarial loss	(704)	(615)
Prior service cost	16	14
Total	$(701)	$(621)

Segment and geographic area data	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Segment and geographic area data
15. Segment and geographic area data

Our financial reporting structure comprises three reportable segments. These reportable segments, which are established along major product lines having unique design and development requirements, are as follows:

Analog – Analog semiconductors change real-world signals – such as sound, temperature, pressure or images – by conditioning them, amplifying them and often converting them to a stream of digital data that can be processed by other semiconductors, such as DSPs. Analog semiconductors are also used to manage power distribution and consumption. Analog includes high-volume analog & logic, high-performance analog and power management products.

Embedded Processing – Our Embedded Processing products include our DSPs and microcontrollers. DSPs perform mathematical computations almost instantaneously to process or improve digital data. Microcontrollers are designed to control a set of specific tasks for electronic equipment. We make and sell standard, or catalog, Embedded Processing products used in many different applications and custom Embedded Processing products used in specific applications, such as communications infrastructure equipment and automotive.

Wireless – Growth in the wireless handset market is being driven by the demand for smartphones, tablet computers and other emerging portable devices. Many of today’s smartphones and tablets use an applications processor to run the device’s software operating system and enable expanded functionality. Smartphones and tablets also use other semiconductors to enable connectivity through means other than the cellular network (for example, Bluetooth® devices, WiFi networks, GPS location services, or Near Field Communication (NFC)). Our connectivity products and OMAP applications processors enable us to take advantage of the increasing demand for more powerful and more functional mobile devices. We design, make and sell products to satisfy each of these requirements. Wireless products are typically sold in high volumes, and our Wireless portfolio includes both standard products and custom products.

We also have Other, which includes other operating segments that neither meet the quantitative thresholds for individually reportable segments nor are they aggregated with other operating segments. These operating segments primarily include our smaller semiconductor product lines such as DLP products (primarily used in projectors to create high-definition images) and custom semiconductors known as ASICs, and our handheld graphing and scientific calculators. Other also includes royalties received for our patented technology that we license to other electronics companies and revenue from transitional supply agreements entered into in connection with acquisitions and divestitures.
Other may also include certain unallocated income and expenses such as gains and losses on sales of assets; sales tax refunds; and certain litigation costs, settlements or reserves. Except for these few unallocated items, we allocate all of our expenses associated with corporate activities to our operating segments based on specific methodologies, such as percentage of operating expenses or headcount.
With the exception of goodwill, we do not identify or allocate assets by operating segment, nor does the chief operating decision maker evaluate operating segments using discrete asset information. There was no significant intersegment revenue. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

Segment information
In the first quarter of 2010, we transferred a low-power wireless product line previously in the Analog segment to the Wireless segment. For 2009, revenue from this product line was  $68 million, and it operated at a loss of  $17 million. For 2008, revenue from this product line was  $68 million, and it operated at a loss of  $24 million. All segment results for prior periods have been restated to conform to this new classification.

	Analog	Embedded Processing	Wireless	Other		Total
Revenue
2010	$5,979	$2,073	$2,978	$2,936		$13,966
2009	4,202	1,471	2,626	2,128		10,427
2008	4,789	1,631	3,451	2,630		12,501
Operating profit
2010	$1,876	$491	$683	$1,464	(a)	$4,514
2009	770	194	315	712		1,991
2008	1,074	268	323	772		2,437

(a)	Includes $144 million gain on the sale of a product line.

See Note 2 for restructuring expenses impacting segment results.

Geographic area information
The following geographic area data includes revenue, based on product shipment destination and royalty payor location, and property, plant and equipment, based on physical location:

	U.S.	Asia	Europe	Japan	Rest of World	Total
Revenue
2010	$1,539	$8,903	$1,760	$1,366	$398	$13,966
2009	1,140	6,575	1,408	976	328	10,427
2008	1,551	7,387	1,875	1,268	420	12,501
Property, plant and equipment, net
2010	$1,694	$1,575	$139	$249	$23	$3,680
2009	1,727	1,013	161	244	13	3,158
2008	1,785	988	200	314	17	3,304

Major customer
Sales to the Nokia group of companies, including sales to indirect contract manufacturers, accounted for 19 percent, 24 percent and 22 percent of our 2010, 2009 and 2008 revenue. Revenue from sales to Nokia is reflected primarily in our Wireless segment.

Description of business and significant accounting policies and practices (Policies)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Revenue Recognition
Revenue recognition: We recognize revenue from direct sales of our products to our customers, including shipping fees, when title passes to the customer, which usually occurs upon shipment or delivery, depending upon the terms of the sales order; when persuasive evidence of an arrangement exists; and when collectability is reasonably assured. Revenue from sales of our products that are subject to inventory consignment agreements is recognized when the customer pulls product from consignment inventory that we store at designated locations. Estimates of product returns for quality reasons and of price allowances (based on historical experience, product shipment analysis and customer contractual arrangements) are recorded when revenue is recognized. Allowances include volume-based incentives and special pricing arrangements. In addition, we record allowances for accounts receivable that we estimate may not be collected.
We recognize revenue from direct sales of our products to our distributors, net of allowances, consistent with the principles discussed above. Title transfers to the distributors at delivery or when the products are pulled from consignment inventory and payment is due on our standard commercial terms; payment terms are not contingent upon resale of the products. We also grant discounts to some distributors for prompt payments. We calculate credit allowances based on historical data, current economic conditions and contractual terms. For instance, we sell to distributors at standard published prices, but we may grant them price adjustment credits in response to individual competitive opportunities they may have. To estimate allowances, we use statistical percentages of revenue, determined quarterly, based upon recent historical adjustment trends.
We also provide distributors an allowance to scrap certain slow-moving or obsolete products in their inventory, estimated as a negotiated fixed percentage of each distributor’s purchases from us. In addition, if we publish a new price for a product that is lower than that paid by distributors for the same product still remaining in each distributor’s on-hand inventory, we may credit them for the difference between those prices. The allowance for this type of credit is based on the identified product price difference applied to our estimate of each distributor’s on-hand inventory of that product. We believe we can reasonably and reliably estimate allowances for credits to distributors in a timely manner.

We determine the amount and timing of royalty revenue based on our contractual agreements with intellectual property licensees. We recognize royalty revenue when earned under the terms of the agreements and when we consider realization of payment to be probable. Where royalties are based on a percentage of licensee sales of royalty-bearing products, we recognize royalty revenue by applying this percentage to our estimate of applicable licensee sales. We base this estimate on historical experience and an analysis of each licensee’s sales results. Where royalties are based on fixed payment amounts, we recognize royalty revenue ratably over the term of the royalty agreement. Where warranted, revenue from licensees may be recognized on a cash basis.
We include shipping and handling costs in cost of revenue.

Income Taxes	We account for income taxes using an asset and liability approach. We record the amount of taxes payable or refundable for the current year and the deferred tax assets and liabilities for future tax consequences of events that have been recognized in the financial statements or tax returns. We record a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized.
Other Assessed Taxes	Some transactions require us to collect taxes such as sales, value-added and excise taxes from our customers. These transactions are presented in our statements of income on a net (excluded from revenue) basis.
Earnings per share
Earnings per share (EPS): Unvested awards of share-based payments with rights to receive dividends or dividend equivalents, such as our restricted stock units (RSUs), are considered to be participating securities and the two-class method is used for purposes of calculating EPS for common stock. Under the two-class method, a portion of net income is allocated to these participating securities and, therefore, is excluded from the calculation of EPS for common stock, as shown in the table below.

Investments
Investments: We present investments on our balance sheets as cash equivalents, short-term investments or long-term investments. Specific details are as follows:

Cash equivalents and short-term investments: We consider investments in debt securities with original maturities of three months or less to be cash equivalents. We consider investments in liquid debt securities with maturities beyond three months from the date of our investment as being available for use in current operations and include these investments in short-term investments. The primary objectives of our cash equivalent and short-term investment activities are to preserve capital and maintain liquidity while generating appropriate returns.

Long-term investments: Long-term investments consist of auction-rate securities, mutual funds, venture capital funds and non-marketable equity securities.

Classification of investments: Depending on our reasons for holding the investment and our ownership percentage, we classify investments in securities as available-for-sale, trading, equity-method or cost-method investments, which are more fully described in Note 7. We determine cost or amortized cost, as appropriate, on a specific identification basis.

Inventories
Inventories: Inventories are stated at the lower of cost or estimated net realizable value. Cost is generally computed on a currently adjusted standard cost basis, which approximates costs on a first-in first-out basis. Standard costs are based on the normal utilization of installed factory capacity. Costs associated with underutilization of capacity are expensed as incurred. Inventory held at consignment locations is included in our finished goods inventory, as we retain full title and rights to the product.
We review inventory quarterly for salability and obsolescence. A specific allowance is provided for inventory considered unlikely to be sold. Remaining inventory includes a salability and obsolescence allowance based on an analysis of historical disposal activity. We write off inventory in the period in which disposal occurs.

Property, Plant and Equipment and other capitalized costs
Property, plant and equipment and other capitalized costs: Property, plant and equipment are stated at cost and depreciated over their estimated useful lives using the straight-line method. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. We amortize acquisition-related intangibles on a straight-line basis over the estimated economic life of the assets. Capitalized software licenses generally are amortized on a straight-line basis over the term of the license. Fully depreciated or amortized assets are written off against accumulated depreciation or amortization.

Impairment of Long-Lived Assets
Impairments of long-lived assets: We regularly review whether facts or circumstances exist that indicate the carrying values of property, plant and equipment or other long-lived assets, including intangible assets, are impaired. We assess the recoverability of assets by comparing the projected undiscounted net cash flows associated with those assets to their respective carrying amounts. Any impairment charge is based on the excess of the carrying amount over the fair value of those assets. Fair value is determined by available market valuations, if applicable, or by discounted cash flows (DCF).

Goodwill
Goodwill: Goodwill is not amortized but is reviewed for impairment annually, or more frequently if certain impairment indicators arise. We complete our annual goodwill impairment tests as of October 1 for our reporting units. The test compares the fair value for each reporting unit to its associated carrying value including goodwill.

Foreign Currency
Foreign currency: The functional currency for our non-U.S. subsidiaries is the U.S. dollar. Accounts recorded in currencies other than the U.S. dollar are remeasured into the functional currency. Current assets (except inventories), deferred income taxes, other assets, current liabilities and long-term liabilities are remeasured at exchange rates in effect at the end of each reporting period. Inventories, and property, plant and equipment and depreciation thereon, are remeasured at historic exchange rates. Revenue and expense accounts other than depreciation for each month are remeasured at the appropriate daily rate of exchange. Currency exchange gains and losses from remeasurement are credited or charged to Other income (expense) net (OI&E).

Derivatives and hedging
Derivatives and hedging: We use derivative financial instruments to manage exposure to foreign exchange risk. These instruments are primarily forward foreign currency exchange contracts that are used as economic hedges to reduce the earnings impact exchange rate fluctuations may have on our non-U.S. dollar net balance sheet exposures or for specified non-U.S. dollar forecasted transactions. Gains and losses from changes in the fair value of these forward foreign currency exchange contracts are credited or charged to OI&E. We do not use derivatives for speculative or trading purposes. We do not apply hedge accounting to our foreign currency derivative instruments.

Restructuring Activities (Policies)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Restructuring policy
Costs incurred with restructuring activities generally consist of voluntary and involuntary severance-related expenses, asset impairments and other costs to exit activities. We recognize voluntary termination benefits when the employee accepts the offered benefit arrangement. We recognize involuntary severance-related expenses depending on whether the termination benefits are provided under an ongoing benefit arrangement or under a one-time benefit arrangement. We recognize involuntary severance-related expenses associated with an ongoing benefit arrangement once they are probable and the amounts are estimable. We recognize involuntary severance-related expenses associated with a one-time benefit arrangement once the benefits have been communicated to employees.
Restructuring activities have also resulted in asset impairments, which are included in restructuring expense and are recorded as an adjustment to the basis of the asset, not as a liability relating to a restructuring charge. When we commit to a plan to abandon a long-lived asset before the end of its previously estimated useful life, we accelerate the recognition of depreciation to reflect the use of the asset over its shortened useful life. When an asset is held to be sold, we write down the carrying value to its net realizable value and cease depreciation.

Stock-based Compensation (Policies)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Stock based compensation policy
We issue awards of non-qualified stock options generally with graded vesting provisions (e.g., 25 percent per year for four years). We recognize the related compensation cost on a straight-line basis over the minimum service period required for vesting of the award. For awards to employees who are retirement eligible or nearing retirement eligibility, we recognize compensation cost on a straight-line basis over the longer of the service period required to be performed by the employee in order to earn the award, or a six-month period.
We also issue RSUs, which generally vest four years after the date of grant. We recognize the related compensation costs on a straight-line basis over the vesting period.
We determine expected volatility on all options granted after July 1, 2005, using available implied volatility rates rather than an analysis of historical volatility. We believe that market-based measures of implied volatility are currently the best available indicators of the expected volatility used in these estimates.
We determine expected lives of options based on the historical option exercise experience of our optionees using a rolling 10-year average. We believe the historical experience method is the best estimate of future exercise patterns currently available.
Risk-free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.
Expected dividend yields are based on the approved annual dividend rate in effect and the current market price of our common stock at the time of grant. No assumption for a future dividend rate change is included unless there is an approved plan to change the dividend in the near term.
The fair value per share of RSUs that we grant is determined based on the closing price of our common stock on the date of grant.
Our employee stock purchase plan is a discount-purchase plan and consequently the Black-Scholes option-pricing model is not used to determine the fair value per share of these awards. The fair value per share under this plan equals the amount of the discount.

Valuation of Debt and Equity Investments and Certain Liabilities (Policies)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Debt and equity investments policy
We classify our investments as available-for-sale, trading, equity method or cost method. Most of our investments are classified as available-for-sale.
Available-for-sale securities consist primarily of money market funds and debt securities. Available-for-sale securities are stated at fair value, which is generally based on market prices, broker quotes or, when necessary, financial models (see fair value discussion below). We record other-than-temporary losses (impairments) on these securities in OI&E in our statements of income, and all other unrealized gains and losses as an increase or decrease, net of taxes, in AOCI on our balance sheet.
Trading securities are stated at fair value based on market prices. Our trading securities consist exclusively of mutual funds that hold a variety of debt and equity investments intended to generate returns that offset changes in certain deferred compensation liabilities. We record changes in the fair value of our trading securities and the related deferred compensation liabilities in selling, general and administrative (SG&A) expense in our statements of income.
Our other investments are not measured at fair value but are accounted for using either the equity method or cost method. These investments consist of interests in venture capital funds and other non-marketable equity securities. Gains or losses from equity method investments are reflected in OI&E based on our ownership share of the investee's financial results. Gains and losses on cost method investments are recorded in OI&E when realized or when an impairment of the investment's value is warranted based on our assessment of the recoverability of each investment.

Fair value considerations policy
Fair value considerations
As noted above, we measure and report our financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
The three-level hierarchy discussed below indicates the extent and level of judgment used to estimate fair-value measurements.
Level 1 –	Uses unadjusted quoted prices that are available in active markets for identical assets or liabilities as of the reporting date.
Level 2 –
Uses inputs other than Level 1 that are either directly or indirectly observable as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not active. Level 2 also includes assets and liabilities that are valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data. Our Level 2 assets consist of corporate obligations, some U.S. government agency securities and auction-rate securities that have been called for redemption. We utilize a third-party data service to provide Level 2 valuations, verifying these valuations for reasonableness relative to unadjusted quotes obtained from brokers or dealers based on observable prices for similar assets in active markets.

Level 3 –
Uses inputs that are unobservable, supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models that utilize management estimates of market participant assumptions.

We own auction-rate securities that are primarily classified as Level 3 assets. Auction-rate securities are debt instruments with variable interest rates that historically would periodically reset through an auction process. These auctions have not functioned since 2008. There is no active secondary market for these securities, although limited observable transactions do occasionally occur. As a result, we use a discounted cash flow (DCF) model to determine the estimated fair value of these investments as of each quarter end. The assumptions used in preparing the DCF model include estimates for the amount and timing of future interest and principal payments and the rate of return required by investors to own these securities in the current environment. In making these assumptions we consider relevant factors including: the formula for each security that defines the interest rate paid to investors in the event of a failed auction; forward projections of the interest rate benchmarks specified in such formulas; the likely timing of principal repayments; the probability of full repayment considering the guarantees by the U.S. Department of Education of the underlying student loans and additional credit enhancements provided through other means; and, publicly available pricing data for student loan asset-backed securities that are not subject to auctions. Our estimate of the rate of return required by investors to own these securities also considers the reduced liquidity for auction-rate securities.

Major commitments and contingencies (Policies)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Warranty costs and product liabilities policy
Indemnification guarantees: We routinely sell products with an intellectual property indemnification included in the terms of sale. Historically, we have had only minimal, infrequent losses associated with these indemnities. Consequently, we cannot reasonably estimate or accrue for any future liabilities that may result.

Warranty costs/product liabilities: We accrue for known product-related claims if a loss is probable and can be reasonably estimated. During the periods presented, there have been no material accruals or payments regarding product warranty or product liability. Historically, we have experienced a low rate of payments on product claims. Although we cannot predict the likelihood or amount of any future claims, we do not believe they will have a material adverse effect on our financial condition, results of operations or liquidity. Consistent with general industry practice, we enter into formal contracts with certain customers that include negotiated warranty remedies. Typically, under these agreements our warranty for semiconductor products includes: three years coverage; an obligation to repair, replace or refund; and a maximum payment obligation tied to the price paid for our products. In some cases, product claims may exceed the price of our products.

General: We are subject to various legal and administrative proceedings. Although it is not possible to predict the outcome of these matters, we believe that the results of these proceedings will not have a material adverse effect on our financial condition, results of operations or liquidity. From time to time, we also negotiate contingent consideration payment arrangements associated with certain acquisitions, which are recorded at fair value.

Description of business and significant accounting policies and practices (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Computation and reconciliation of earnings per common share
Computation and reconciliation of earnings per common share are as follows (shares in millions):

	Net Income	2010 Shares	EPS	Net Income	2009 Shares	EPS	Net Income	2008 Shares	EPS
Basic EPS:
Net income	$3,228			$1,470			$1,920
Less income allocated to RSUs	(44)			(14)			(12)
Income allocated to common stock for basic EPS calculation	$3,184	1,199	$2.66	$1,456	1,260	$1.16	$1,908	1,308	$1.46

Adjustment for dilutive shares:
Stock-based compensation plans		14			9			13

Diluted EPS:
Net income	$3,228			$1,470			$1,920
Less income allocated to RSUs	(44)			(14)			(12)
Income allocated to common stock for diluted EPS calculation	$3,184	1,213	$2.62	$1,456	1,269	$1.15	$1,908	1,321	$1.44

Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Changes in Accrued Restructuring Balances
The table below reflects the changes in accrued restructuring balances associated with these actions:

	Severance and Benefits		Impairments and Other Charges	Total
Accrual at December 31, 2008	$186		$5	$191
Restructuring expense	201		11	212
Non-cash charges	(26	)*	1	(25)
Payments	(277)		(7)	(284)
Remaining accrual at December 31, 2009	84		10	94

Restructuring expense	33		—	33
Non-cash charges	(33	)*	—	(33)
Payments	(62)		(2)	(64)
Remaining accrual at December 31, 2010	$22		$8	$30

* Reflects charges for postretirement benefit plan settlement, curtailment and special termination benefits.

Restructuring Charges Recognized by Segment
Restructuring expense recognized by segment from the actions described above is as follows:

	2010	2009	2008
Analog	$13	$84	$58
Embedded Processing	6	43	24
Wireless	10	62	132
Other	4	23	40
Total restructuring expense	$33	$212	$254

Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Stock option, restricted stock unit and employee stock purchase plan transactions
The stock-based compensation expense recognized for the years ended December 31, 2010, 2009 and 2008 were as follows:

	2010	2009	2008
Stock-based compensation expense recognized:
Cost of revenue	$36	$35	$41
Research and development	53	54	62
Selling, general and administrative	101	97	110
Total	$190	$186	$213

We estimate the fair values for non-qualified stock options under the long-term incentive plans and director plans using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2010	2009	2008
Weighted average grant date fair value, per share	$6.61	$5.43	$8.86
Weighted average assumptions used:
Expected volatility	32%	48%	31%
Expected lives	6.4 yrs	5.9 yrs	5.7 yrs
Risk-free interest rates	2.83%	2.63%	3.01%
Expected dividend yields	2.08%	2.94%	1.34%

Stock option and RSU transactions under our long-term incentive and director compensation plans during 2010 were as follows:

	Stock Options		Restricted Stock Units
	Shares	Weighted Average Exercise Price per Share	Shares	Weighted Average Grant-Date Fair Value per Share
Outstanding grants, December 31, 2009	174,713,222	$30.53	14,409,002	$23.86
Granted	16,208,193	23.11	6,441,488	23.47
Vested RSUs	—	—	(1,629,862)	31.16
Expired and forfeited	(23,806,275)	50.04	(653,263)	24.61
Exercised	(16,980,127)	21.16	—	—
Outstanding grants, December 31, 2010	150,135,013	$27.70	18,567,365	$23.06

Summarized information as of December 31, 2010, about outstanding stock options that are vested and expected to vest, as well as stock options that are currently exercisable, is as follows:

	Outstanding Stock Options (Fully Vested and Expected to Vest) (a)	Options Exercisable
Number of outstanding (shares)	147,952,889	117,269,778
Weighted average remaining contractual life	4.1 yrs	2.9 yrs
Weighted average exercise price per share	$28.10	$29.42
Intrinsic value (millions of dollars)	$944	$607

(a)	Includes effects of expected forfeitures. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $968 million.

Employee stock purchase plan transactions during 2010 were as follows:

	Employee Stock Purchase Plan (Shares)	Exercise Price
Outstanding grants, December 31, 2009	579,681	$22.11
Granted	2,347,717	22.56
Exercised	(2,439,527)	21.40
Outstanding grants, December 31, 2010	487,871	$27.83

Shares available for future grant and reserved for issuance are summarized below:

	As of December 31, 2010
Shares	Long-term Incentive and Director Compensation Plans	Employee Stock Purchase Plan	Total
Reserved for issuance (a)	249,171,482	30,075,811	279,247,293
Shares to be issued upon exercise of outstanding options and RSUs	(168,821,893)	(487,871)	(169,309,764)
Available for future grants	80,349,589	29,587,940	109,937,529

(a)	Includes 119,515 shares credited to directors’ deferred compensation accounts that may settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2010.

Schedule of Share-based Compensation, Shares Outstanding under Stock Option Plans, by Exercise Price Range
Summarized information about stock options outstanding at December 31, 2010, is as follows:

	Stock Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding (Shares)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number Exercisable (Shares)	Weighted Average Exercise Price per Share
$.26 to 10.00	21,963	2.0	$6.16	21,963	$6.16
10.01 to 20.00	31,755,186	4.7	15.69	20,740,148	16.07
20.01 to 30.00	58,361,582	5.4	25.18	36,751,851	25.43
30.01 to 40.00	48,019,676	3.0	33.05	47,779,210	33.05
40.01 to 50.38	11,976,606	0.1	50.31	11,976,606	50.31
$.26 to 50.38	150,135,013	4.1	$27.70	117,269,778	$29.42

Income taxes (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Income before income taxes
Income before income taxes	U.S.	Non-U.S.	Total
2010	$3,769	$782	$4,551
2009	1,375	642	2,017
2008	1,749	732	2,481

Provision for income taxes

Provision (benefit) for income taxes	U.S. Federal	Non-U.S.	U.S. State	Total
2010:
Current	$1,347	$146	$18	$1,511
Deferred	(128)	(62)	2	(188)
Total	$1,219	$84	$20	$1,323

2009:
Current	$334	$63	$4	$401
Deferred	117	30	(1)	146
Total	$451	$93	$3	$547

2008:
Current	$646	$89	$8	$743
Deferred	(214)	43	(11)	(182)
Total	$432	$132	$(3)	$561

Reconciliation of the effective tax rate differences
Principal reconciling items from income tax computed at the statutory federal rate follow:

	2010	2009	2008
Computed tax at statutory rate	$1,593	$706	$868
Effect of non-U.S. rates	(182)	(101)	(197)
Research and development tax credits	(54)	(28)	(75)
U.S. tax benefits for manufacturing	(63)	(21)	(18)
Other	29	(9)	(17)
Total provision for income taxes	$1,323	$547	$561

Primary components of deferred tax assets and liabilities
The primary components of deferred income tax assets and liabilities were as follows:

	December 31,
	2010	2009
Deferred income tax assets:
Inventories and related reserves	$525	$347
Postretirement benefit costs recognized in AOCI	404	380
Stock-based compensation	357	339
Accrued expenses	251	219
Deferred loss and tax credit carryforwards	220	201
Intangibles	62	71
Investments	43	49
Other	103	98
	1,965	1,704
Less valuation allowance	(3)	(2)
	1,962	1,702
Deferred income tax liabilities:
Accrued retirement costs (defined benefit and retiree health care)	(190)	(176)
Property, plant and equipment	(83)	(53)
Other	(78)	(68)
	(351)	(297)
Net deferred income tax asset	$1,611	$1,405

Summary of Income Tax Contingencies
The following table summarizes the changes in the total amounts of uncertain tax positions for 2010 and 2009:

	2010	2009
Balance, January 1	$56	$148
Additions based on tax positions related to the current year	12	10
Additions for tax positions of prior years	50	6
Reductions for tax positions of prior years	(12)	(18)
Settlements with tax authorities	(3)	(90)
Balance, December 31	$103	$56
Interest expense recognized in the year ended December 31	$2	$—
Accrued interest receivable as of December 31	$5	$9

Financial instruments and risk concentration (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Allowance for losses based on the expected collectability of accounts receivable
Details of these allowances are as follows:

Accounts receivable allowances	Balance at Beginning of Year	Additions Charged (Credited) to Operating Results	Recoveries and Write-offs, Net	Balance at End of Year
2010	$23	$(4)	$(1)	$18
2009	$30	$1	$(8)	$23
2008	$26	$7	$(3)	$30

Valuation of Debt and Equity Investments and Certain Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Investments and Unrealized Gains and Losses
Details of our investments and related unrealized gains and losses included in AOCI are as follows:

	December 31, 2010			December 31, 2009
	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Measured at fair value:
Available-for-sale securities
Money market funds	$167	$—	$—	$563	$—	$—
Corporate obligations	44	649	—	100	438	—
U.S. Government agency and Treasury securities	855	1,081	—	360	1,305	—
Auction-rate securities	—	23	257	—	—	458

Trading securities
Mutual funds	—	—	139	—	—	123
Total	1,066	1,753	396	1,023	1,743	581

Other measurement basis:
Equity method investments	—	—	36	—	—	33
Cost method investments	—	—	21	—	—	23
Cash on hand	253	—	—	159	—	—
Total	$1,319	$1,753	$453	$1,182	$1,743	$637

Amounts included in AOCI from available-for-sale securities:
Unrealized gains (pre-tax)	$—	$1	$—	$—	$1	$—
Unrealized losses (pre-tax)	$—	$1	$22	$—	$—	$32

The following table presents the aggregate maturities of investments in debt securities classified as available-for-sale at December 31, 2010:

Due	Fair Value
One year or less	$2,156
One to three years	663
Greater than three years (auction-rate securities)	257

Aggregate Maturities of Investments in Debt Securities Classified as Available-for-sale
These tables do not include cash on hand, assets held by our postretirement plans, or assets and liabilities that are measured at historical cost or any basis other than fair value.

	Fair Value December 31, 2010	Level 1	Level 2	Level 3
Assets
Money market funds	$167	$167	$—	$—
Corporate obligations	693	—	693	—
U.S. Government agency and Treasury securities	1,936	1,120	816	—
Auction-rate securities	280	—	23	257
Mutual funds	139	139	—	—
Total assets	$3,215	$1,426	$1,532	$257

Liabilities (a)
Contingent consideration	$8	$—	$—	$8
Deferred compensation	159	159	—	—
Total liabilities	$167	$159	$—	$8

Assets and Liabilities Accounted for at Fair Value
These tables do not include cash on hand, assets held by our postretirement plans, or assets and liabilities that are measured at historical cost or any basis other than fair value.

	Fair Value December 31, 2009	Level 1	Level 2	Level 3
Assets
Money market funds	$563	$563	$—	$—
Corporate obligations	538	—	538	—
U.S. Government agency and Treasury securities	1,665	911	754	—
Auction-rate securities	458	—	—	458
Mutual funds	123	123	—	—
Total assets	$3,347	$1,597	$1,292	$458

Liabilities (a)
Contingent consideration	$18	$—	$—	$18
Deferred compensation	154	154	—	—
Total liabilities	$172	$154	$—	$18

(a)	The liabilities above are a component of Accrued expenses and other liabilities or Deferred credits and other liabilities on our balance sheets, depending on the expected timing of payment.

Reconciliation of Change in Fair Value for Level 3 Assets
The transfer of auction-rate securities into Level 2 was the result of these securities being called for redemption and all were subsequently redeemed.

	Level 3
	Auction-rate Securities	Contingent Consideration
Balance, December 31, 2008	$482	$—
New contingent consideration	—	10
Change in fair value of contingent consideration – included in operating profit	—	8
Reduction in unrealized loss – included in AOCI	21	—
Redemptions	(45)	—
Balance, December 31, 2009	458	18

Change in fair value of contingent consideration – included in operating profit	—	(10)
Reduction in unrealized loss – included in AOCI	10	—
Redemptions	(188)	—
Transfers into Level 2	(23)	—
Balance, December 31, 2010	$257	$8

Goodwill and other acquisition-related intangibles (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Changes in goodwill [Text Block]
The following table summarizes the changes in goodwill by segment for the years ended December 31, 2010 and 2009:

	Analog	Embedded Processing	Wireless	Other	Total
Goodwill, December 31, 2008	$567	$157	$82	$34	$840
Additions from acquisitions	70	15	—	—	85
Adjustments	1	—	—	—	1
Goodwill, December 31, 2009	638	172	82	34	926

Additions from acquisitions	—	—	—	—	—
Adjustments	(8)	—	8	(2)	(2)
Goodwill, December 31, 2010	$630	$172	$90	$32	$924

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Text Block]
The following table shows the components of acquisition-related intangible assets:

		December 31, 2010			December 31, 2009
	Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Acquisition-related intangibles:
Developed technology	3 - 10 years	$155	$100	$55	$183	$97	$86
Other intangibles	3 - 10 years	60	39	21	60	28	32
In-process research and development		—	—	—	6	—	6
Total		$215	$139	$76	$249	$125	$124

Estimated amortization of acquisition-related finite lived intangibles for future years [Text Block]	The following table sets forth the estimated amortization of acquisition-related intangibles for the years ended December 31:
2011	$25
2012	21
2013	15
2014	6
2015	4
Thereafter	5

Pension and postretirement benefits (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Schedule of defined benefit plans disclosures
Expense related to defined benefit and retiree health care benefit plans was as follows:

	U.S. Defined Benefit			U.S. Retiree Health Care			Non-U.S. Defined Benefit
	2010	2009	2008	2010	2009	2008	2010	2009	2008
Service cost	$20	$20	$25	$4	$4	$4	$37	$40	$49
Interest cost	45	49	49	26	26	28	62	62	60
Expected return on plan assets	(49)	(49)	(45)	(23)	(28)	(27)	(73)	(69)	(83)
Amortization of prior service cost	1	1	1	2	2	2	(3)	(3)	(3)
Recognized net actuarial loss	22	18	16	12	8	8	30	34	5
Net periodic benefit cost	39	39	46	21	12	15	53	64	28

Settlement charges*	37	13	7	—	—	—	—	15	—
Curtailment charges (credits)	—	—	1	—	2	11	—	(9)	—
Special termination benefit charges	—	6	18	—	—	—	—	3	—
Total, including charges	$76	$58	$72	$21	$14	$26	$53	$73	$28

*	Includes restructuring and non-restructuring related settlement charges.

Changes in the benefit obligations and plan assets for the defined benefit and retiree health care benefit plans were as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
	2010	2009	2010	2009	2010	2009
Change in plan benefit obligation:
Benefit obligation at beginning of year	$860	$867	$472	$449	$1,945	$1,933
Service cost	20	20	4	4	37	40
Interest cost	45	49	26	26	62	62
Participant contributions	—	—	17	16	3	3
Benefits paid	(6)	(30)	(45)	(47)	(70)	(53)
Medicare subsidy	—	—	3	4	—	—
Actuarial (gain) loss	92	(5)	(4)	18	132	35
Settlements	(131)	(43)	—	—	—	(48)
Curtailments	—	(4)	—	2	—	(28)
Special termination benefits	—	6	—	—	—	3
Plan amendments	—	—	—	—	(1)	—
Effects of exchange rate changes	—	—	—	—	109	(2)
Benefit obligation at end of year (BO)	$880	$860	$473	$472	$2,217	$1,945

Change in plan assets:
Fair value of plan assets at beginning of year	$859	$765	$374	$341	$1,672	$1,513
Actual return on plan assets	76	45	25	39	95	197
Employer contributions (funding of qualified plans)	30	115	33	24	53	54
Employer contributions (payments for non-qualified plans)	5	7	—	1	—	—
Participant contributions	—	—	17	16	3	3
Benefits paid	(6)	(30)	(45)	(47)	(70)	(53)
Settlements	(131)	(43)	—	—	—	(48)
Effects of exchange rate changes	—	—	—	—	82	6
Fair value of plan assets at end of year (FVPA)	$833	$859	$404	$374	$1,835	$1,672
Funded status (FVPA – BO) at end of year	$(47)	$(1)	$(69)	$(98)	$(382)	$(273)

Amounts recognized on the balance sheet as of December 31, 2010, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$1	$—	$30	$31
Accrued expenses and other liabilities	(3)	—	(7)	(10)
Underfunded retirement plans	(45)	(69)	(405)	(519)
Funded status (FVPA – BO) at end of year	$(47)	$(69)	$(382)	$(498)

Amounts recognized on the balance sheet as of December 31, 2009, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$40	$—	$24	$64
Accrued expenses and other liabilities	(5)	—	(6)	(11)
Underfunded retirement plans	(36)	(98)	(291)	(425)
Funded status (FVPA – BO) at end of year	$(1)	$(98)	$(273)	$(372)

The amounts recorded in AOCI for the years ended December 31, 2010 and 2009, are detailed below by plan type:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit		Total
	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost
AOCI balance, December 31, 2009 (net of tax)	$150	$2	$137	$7	$328	$(23)	$615	$(14)
Changes in AOCI by category in 2010
Annual adjustments	64	—	(5)	—	156	(4)	215	(4)
Reclassification of recognized transactions	(59)	(1)	(12)	(2)	(30)	4	(101)	1
Less tax (benefit) expense	2	—	6	1	(33)	—	(25)	1
Total change to AOCI in 2010	7	(1)	(11)	(1)	93	—	89	(2)
AOCI balance, December 31, 2010 (net of tax)	$157	$1	$126	$6	$421	$(23)	$704	$(16)

The tables below sets forth the fair value of our plan assets as of December 31, 2010 and 2009, using the same three-level hierarchy of fair-value inputs described in Note 7.

	Fair Value at December 31, 2010	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plans
Money market funds	$43	$—	$43	$—
U.S. Government agency and Treasury securities	220	196	24	—
U.S. bond funds	281	—	281	—
U.S. equity funds and option collars	195	—	195	—
International equity funds	60	—	60	—
Limited partnerships	34	—	—	34
Total	$833	$196	$603	$34

Assets of U.S. retiree health care plan
Money market funds	$41	$—	$41	$—
U.S. bond funds	165	165	—	—
U.S. equity funds and option collars	144	41	103	—
International equity funds	54	—	54	—
Total	$404	$206	$198	$—

Assets of non-U.S. defined benefit plans
Money market funds	$19	$—	$19	$—
Local market bond funds	669	—	669	—
International/global bond funds	211	—	211	—
Local market equity funds	300	42	258	—
International/global equity funds	555	—	555	—
Other investments	81	—	30	51
Total	$1,835	$42	$1,742	$51

	Fair Value at December 31, 2009	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plans
Money market funds	$181	$—	$181	$—
U.S. Government agency and Treasury securities	193	169	24	—
U.S. bond funds	242	—	242	—
U.S. equity funds and option collars	154	—	154	—
International equity funds	55	—	55	—
Limited partnerships	34	—	—	34
Total	$859	$169	$656	$34

Assets of U.S. retiree health care plan
Money market funds	$40	$—	$40	$—
U.S. bond funds	142	142	—	—
U.S. equity funds and option collars	143	80	63	—
International equity funds	49	—	49	—
Total	$374	$222	$152	$—

Assets of non-U.S. defined benefit plans
Money market funds	$3	$—	$3	$—
Local market bond funds	647	—	647	—
International/global bond funds	176	—	176	—
Local market equity funds	275	38	237	—
International/global equity funds	496	—	496	—
Other investments	75	—	26	49
Total	$1,672	$38	$1,585	$49

The following table summarizes the change in the fair values for Level 3 plan assets for the years ending December 31, 2010 and 2009:

	Level 3 Plan Assets
	U.S. Defined Benefit	Non-U.S. Defined Benefit
Balance, December 31, 2008	$28	$56
Redemptions	—	(9)
Unrealized gain	6	2
Balance, December 31, 2009	34	49
Redemptions	—	(4)
Unrealized gain	—	6
Balance, December 31, 2010	$34	$51

	Defined Benefit		U.S. Retiree Health Care
	2010	2009	2010	2009
Weighted average assumptions used to determine benefit obligations:
U.S. discount rate	5.58%	6.00%	5.48%	5.54%
Non-U.S. discount rate	2.79%	3.23%

U.S. average long-term pay progression	3.40%	3.00%
Non-U.S. average long-term pay progression	3.24%	3.06%

Weighted average assumptions used to determine net periodic benefit cost:
U.S. discount rate	5.61%	6.05%	5.54%	6.02%
Non-U.S. discount rate	3.23%	3.35%

U.S. long-term rate of return on plan assets	6.50%	6.50%	6.00%	7.00%
Non-U.S. long-term rate of return on plan assets	4.23%	4.59%

U.S. average long-term pay progression	3.00%	3.50%
Non-U.S. average long-term pay progression	3.06%	3.12%

The table below shows target allocation ranges for the plans that hold a substantial majority of the defined benefit assets.

Asset category	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit
Equity securities	35%	50%	25% - 60%
Fixed income securities and cash equivalents	65%	50%	40% - 75%

Weighted average asset allocations at December 31, are as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
Asset category	2010	2009	2010	2009	2010	2009
Equity securities	35%	28%	49%	51%	49%	49%
Fixed income securities	60%	51%	41%	38%	50%	50%
Cash equivalents	5%	21%	10%	11%	1%	1%

The following table shows the benefits we expect to pay to participants from the plans in the next ten years. Almost all of the payments will be made from plan assets and not company assets.

	U.S. Defined Benefit	U.S. Retiree Health Care	Medicare Subsidy	Non-U.S. Defined Benefit
2011	$147	$35	$(4)	$72
2012	73	36	(4)	75
2013	83	38	(5)	80
2014	81	40	(5)	82
2015	82	41	(2)	88
2016–2020	380	209	(11)	504

Assumed health care cost trend rates for the U.S. retiree health care plan at December 31 are:

	U.S. Retiree Health Care
	2010	2009
Assumed health care cost trend rate for next year	9.0%	9.0%
Ultimate trend rate	5.0%	5.0%
Year in which ultimate trend rate is reached	2016	2016

Major commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Minimum payments under non-cancellable operating leases, capitalized software licenses and purchase commitments disclosure
At December 31, 2010, we had committed to make the following minimum payments under our non-cancellable operating leases, capitalized software licenses and purchase commitments:

	Operating Leases	Capitalized Software Licenses	Purchase Commitments
2011	$80	$67	$221
2012	65	54	105
2013	50	7	38
2014	45	6	8
2015	39	—	2
Thereafter	80	—	1

Supplemental financial information (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Other income (expense) net

Other income (expense) net	2010	2009	2008
Interest income	$13	$24	$76
Other (a)	24	2	(32)
Total	$37	$26	$44

(a)
Includes lease income of approximately  $20 million per year, primarily from the purchaser of a former business. As of December 31, 2010, the aggregate amount of non-cancellable future lease payments to be received from these leases is  $79 million. These leases contain renewal options. Other also includes miscellaneous non-operational items such as: interest income and expense related to non-investment items such as taxes; gains and losses from our equity method investments; realized gains and losses associated with former equity investments; gains and losses related to former businesses; gains and losses from currency exchange rate changes; and gains and losses from our derivative financial instruments (primarily forward foreign currency exchange contracts).

Inventory Disclosure
	December 31,
Inventories	2010	2009
Raw materials and purchased parts	$122	$93
Work in process	919	758
Finished goods	479	351
Total	$1,520	$1,202

Property, plant and equipment at cost
Finished goods include inventory placed on consignment of  $130 million and  $118 million as of December 31, 2010 and 2009, respectively.

		December 31,
Property, plant and equipment at cost	Depreciable Lives	2010	2009
Land	—	$92	$83
Buildings and improvements	5-40 years	2,815	2,867
Machinery and equipment	3-10 years	4,000	3,755
Total		$6,907	$6,705

Accrued expenses and other liabilities
Authorizations for property, plant and equipment expenditures in future years were  $386 million at December 31, 2010.

	December 31,
Accrued expenses and other liabilities	2010	2009
Customer incentive programs and allowances	$118	$118
Property and other non-income taxes	108	89
Other	396	363
Total	$622	$570

Accumulated other comprehensive income (loss), net of taxes

	December 31,
Accumulated other comprehensive income (loss), net of taxes	2010	2009
Unrealized losses on available-for-sale investments	$(13)	$(20)
Postretirement benefit plans:
Net actuarial loss	(704)	(615)
Prior service cost	16	14
Total	$(701)	$(621)

Segment and geographic area data (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Schedule of Segment Reporting Information by Segment
All segment results for prior periods have been restated to conform to this new classification.

	Analog	Embedded Processing	Wireless	Other		Total
Revenue
2010	$5,979	$2,073	$2,978	$2,936		$13,966
2009	4,202	1,471	2,626	2,128		10,427
2008	4,789	1,631	3,451	2,630		12,501
Operating profit
2010	$1,876	$491	$683	$1,464	(a)	$4,514
2009	770	194	315	712		1,991
2008	1,074	268	323	772		2,437

(a)	Includes $144 million gain on the sale of a product line.

Revenue geographic area information
	U.S.	Asia	Europe	Japan	Rest of World	Total
Revenue
2010	$1,539	$8,903	$1,760	$1,366	$398	$13,966
2009	1,140	6,575	1,408	976	328	10,427
2008	1,551	7,387	1,875	1,268	420	12,501

Property, plant, equipment, net, geographic area information
Property, plant and equipment, net
2010	$1,694	$1,575	$139	$249	$23	$3,680
2009	1,727	1,013	161	244	13	3,158
2008	1,785	988	200	314	17	3,304

Description of business and significant accounting policies and practices (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Number of reportable segments	3
Advertising expense	$ 44	$ 42	$ 123
Net income available to common stockholders, basic [Abstract]
Net Income	3,228	1,470	1,920
Less income allocated to restricted stock units	(44)	(14)	(12)
Net income allocated to common stock for basic earnings per share calculation	3,184	1,456	1,908
Net Income	3,228	1,470	1,920
Basic earnings per common share (in dollars per share)	$ 2.66	$ 1.16	$ 1.46
Weighted average number of shares outstanding, basic (in shares)	1,199	1,260	1,308
Anti-dilutive shares- Stock Based Compensation (in shares)	88	135	123
Net income allocated to common stock for basic earnings per share calculation
Net Income	3,228	1,470	1,920
Less income allocated to restricted stock units	(44)	(14)	(12)
Net income allocated to common stock for diluted earnings per share calculation	$ 3,184	$ 1,456	$ 1,908
Diluted earnings per common share (in dollars per share)	$ 2.62	$ 1.15	$ 1.44
Weighted average number of shares outstanding, diluted (in shares)	1,213	1,269	1,321
Weighted average number diluted shares outstanding adjustment (in shares)	14	9	13

Restructuring Activities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes to Financial Statements [Abstract]
Number of jobs eliminated (in jobs)					3,900
Changes in Accrued Restructuring Reserve [Roll Forward]
Beginning accrual	$ 94		$ 191
Restructuring expense	33		212
Non-cash charges	(33)		(25)
Payments	(64)		(284)
Remaining accrual	30		94		191
Restructuring and related cost by segment [Abstract]
Analog	13		84		58
Embedded Processing	6		43		24
Wireless	10		62		132
Other	4		23		40
Total restructuring charges	33		212		254
Employee Severance and Benefits Charges Reserves [Member]
Changes in Accrued Restructuring Reserve [Roll Forward]
Beginning accrual	84		186
Restructuring expense	33		201
Non-cash charges	(33)	[1]	(26)	[1]
Payments	(62)		(277)
Remaining accrual	22		84
Business Restructuring Impairments and Other Charges [Member]
Changes in Accrued Restructuring Reserve [Roll Forward]
Beginning accrual	10		5
Restructuring expense	0		11
Non-cash charges	0		1
Payments	(2)		(7)
Remaining accrual	$ 8		$ 10

[1]	Reflects charges for postretirement benefit plan settlement, curtailment and special termination benefits.

Stock-based compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	$ 190,000,000		$ 186,000,000	$ 213,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black-Scholes option-pricing model
Weighted average grant date fair value, per share (in dollars per share)	$ 6.61		$ 5.43	$ 8.86
Weighted average assumptions used [Abstract]
Expected volatility (in hundredths)	32.00%		48.00%	31.00%
Expected lives (in years)	6.4		5.9	5.7
Risk-free interest rates (in hundredths)	2.83%		2.63%	3.01%
Expected dividend yields (in hundredths)	2.08%		2.94%	1.34%
Share-based compensation arrangement by share-based payment award, options, exercisable [Abstract]
Intrinsic value	607,000,000
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	279,247,293	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(169,309,764)
Available for future grant	109,937,529
Shares Credited To Directors Deferred Compensation Account	119,515
Future compensation costs to be recognized in 2011	146,000,000
Future compensation costs to be recognized in 2012	107,000,000
Future compensation costs to be recognized in 2013	67,000,000
Future compensation costs to be recognized in 2014	9,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period (in dollars per share)	$ 0.26
Maximum price of options outstanding, end of the period (in dollars per share)	$ 50.38
Options outstanding, weighted-average remaining contractual life (in years)	4.1
Number exercisable, Ending Balance (in dollars per share)	117,269,778
Options exercisable, Weighted-average exercise price per share	29.42
Effects on shares outstanding and treasury shares [Abstract]
Treasury shares issued to settle stock options exercised in period (in shares)	19,077,274		6,695,583	11,217,809
Previously unissued shares issued to settle stock options exercised in period (in shares)	342,380		93,648	85,472
Treasury shares issued to settle RSUs vesting in period (in shares)	1,392,790		977,728	544,404
Effect on cash flow[Abstract]
Cash received from the exercise of options	407,000,000		109,000,000	210,000,000
Related net tax impact realized from exercise of stock options	21,000,000		(2,000,000)	31,000,000
Excess tax benefits realized from exercise of stock options	13,000,000		1,000,000	19,000,000
Long Term Incentive and director compensation plan [Abstract]
Long-Term Incentive Plan RSU conversion to common stock feature	Each RSU represents the right to receive one share of TI common stock on the vesting date
Cost of revenue [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	36,000,000		35,000,000	41,000,000
Research and development [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	53,000,000		54,000,000	62,000,000
Selling, general and administrative [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	101,000,000		97,000,000	110,000,000
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights (in hundredths)	0.25
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period for Retirement Eligible Employees (in months)	6 months
Look back period to determine expected lives of options (in years)	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, Beginning Balance (in shares)	174,713,222
Granted (in shares)	16,208,193
Expired and forfeited (in shares)	(23,806,275)
Exercised (in shares)	(16,980,127)
Options outstanding, Ending Balance (in shares)	150,135,013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, beginning of period (in dollars per share)	$ 30.53
Weighted-average exercise price per share, granted (in dollars per share)	$ 23.11
Weighted-average exercise price per share, expired and forfeited (in dollars per share)	$ 50.04
Weighted average exercise price per share of options, exercised (in dollars per share)	$ 21.16
Weighted-average price, end of period (in dollars per share)	$ 27.7
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Vested RSUs (in shares)	0
Share Based Compensation Arrangement By Share Based Payment Award Additional Disclosure [Abstract]
Vested RSUs (in dollars per share)	$ 0
Share-based compensation arrangement by share-based payment award, options exercised in period, aggregate Intrinsic value	140,000,000		21,000,000	110,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Number of outstanding shares (in shares)	147,952,889	[2]
Weighted average remaining contractual life (in years)	4.1	[2]
Weighted average exercise price per share (in dollars per share)	$ 28.1	[2]
Intrinsic value	944,000,000	[2]
Share-based compensation arrangement by share-based payment award, options, exercisable [Abstract]
Number of options exercisable	117,269,778
Weighted average remaining contractual life	2.9
Weighted average exercise price per share (in dollars per share)	$ 29.42
Shares available for future grant and reserved for issuance [Abstract]
Future compensation cost related to unvested stock options not yet recognized in the statements of income at balance sheet date	133,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Ending Balance (in shares)	150,135,013
Weighted average exercise price per share (in dollars per share)	$ 28.1	[2]
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised (in shares)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average exercise price per share of options, exercised (in dollars per share)	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Awards outstanding other than options, Beginning Balance (in shares)	14,409,002
Granted (in shares)	6,441,488
Vested RSUs (in shares)	(1,629,862)
Expired and forfeited (in shares)	(653,263)
Awards outstanding other than options, Ending Balance (in shares)	18,567,365		14,409,002
Share Based Compensation Arrangement By Share Based Payment Award Additional Disclosure [Abstract]
Weighted-average grant date fair value per share price, beginning of period (in dollars per share)	$ 23.86
Granted (in dollars per share)	$ 23.47		$ 15.78	$ 29.09
Vested RSUs (in dollars per share)	$ 31.16
Expired and forfeited (in dollars per share)	$ 24.61
Weighted-average grant date fair value per share price, ending of period (in dollars per share)	$ 23.06		$ 23.86
Weighted average grant-date fair value of RSUs granted during the year (in dollars per share)	$ 23.47		$ 15.78	$ 29.09
The total fair value of shares vested from RSU grants	51		28	20
Shares available for future grant and reserved for issuance [Abstract]
Aggregate intrinsic value of stock options outstanding, excluding effect of forfeitures	968,000,000
Future compensation cost related to unvested stock options not yet recognized in the statements of income at balance sheet date	196,000,000
TI Employees 2005 Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, Beginning Balance (in shares)	579,681
Granted (in shares)	2,347,717
Exercised (in shares)	(2,439,527)
Options outstanding, Ending Balance (in shares)	487,871		579,681
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, beginning of period (in dollars per share)	$ 22.11
Weighted-average exercise price per share, granted (in dollars per share)	$ 22.56
Weighted average exercise price per share of options, exercised (in dollars per share)	$ 21.4
Weighted-average price, end of period (in dollars per share)	$ 27.83		$ 22.11
Share Based Compensation Arrangement By Share Based Payment Award Additional Disclosure [Abstract]
Weighted average grant-date fair value of employee stock purchase plan options	$ 3.97		$ 3.13	$ 3.37
Share-based compensation arrangement by share-based payment award, options exercised in period, aggregate Intrinsic value	$ 9,000,000		$ 10,000,000	$ 11,000,000
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	30,075,811	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(487,871)
Available for future grant	29,587,940
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Ending Balance (in shares)	487,871		579,681
Long-term Incentive and Director Compensation Plans [Member]
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	249,171,482	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(168,821,893)
Available for future grant	80,349,589
Range of Exercise Prices $0.26 to $10.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, Beginning Balance (in shares)	21,963
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Weighted average exercise price per share (in dollars per share)	$ 6.16
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period (in dollars per share)	$ 0.26
Maximum price of options outstanding, end of the period (in dollars per share)	$ 10
Options outstanding, weighted-average remaining contractual life (in years)	2
Weighted average exercise price per share (in dollars per share)	$ 6.16
Number exercisable, Ending Balance (in dollars per share)	21,963
Options exercisable, Weighted-average exercise price per share	6.16
Range of Exercise Prices $10.01 to $20.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, Beginning Balance (in shares)	31,755,186
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Weighted average exercise price per share (in dollars per share)	$ 15.69
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period (in dollars per share)	$ 10.01
Maximum price of options outstanding, end of the period (in dollars per share)	$ 20
Options outstanding, weighted-average remaining contractual life (in years)	4.7
Weighted average exercise price per share (in dollars per share)	$ 15.69
Number exercisable, Ending Balance (in dollars per share)	20,740,148
Options exercisable, Weighted-average exercise price per share	16.07
Range of Exercise Prices $20.01 to $30.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, Beginning Balance (in shares)	58,361,582
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Weighted average exercise price per share (in dollars per share)	$ 25.18
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period (in dollars per share)	$ 20.01
Maximum price of options outstanding, end of the period (in dollars per share)	$ 30
Options outstanding, weighted-average remaining contractual life (in years)	5.4
Weighted average exercise price per share (in dollars per share)	$ 25.18
Number exercisable, Ending Balance (in dollars per share)	36,751,851
Options exercisable, Weighted-average exercise price per share	25.43
Range of Exercise Prices $30.01 to $40.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, Beginning Balance (in shares)	48,019,676
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Weighted average exercise price per share (in dollars per share)	$ 33.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period (in dollars per share)	$ 30.01
Maximum price of options outstanding, end of the period (in dollars per share)	$ 40
Options outstanding, weighted-average remaining contractual life (in years)	3
Weighted average exercise price per share (in dollars per share)	$ 33.05
Number exercisable, Ending Balance (in dollars per share)	47,779,210
Options exercisable, Weighted-average exercise price per share	33.05
Range of Exercise Prices $40.01 to $50.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, Beginning Balance (in shares)	11,976,606
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Weighted average exercise price per share (in dollars per share)	$ 50.31
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period (in dollars per share)	$ 40.01
Maximum price of options outstanding, end of the period (in dollars per share)	$ 50.38
Options outstanding, weighted-average remaining contractual life (in years)	0.1
Weighted average exercise price per share (in dollars per share)	$ 50.31
Number exercisable, Ending Balance (in dollars per share)	11,976,606
Options exercisable, Weighted-average exercise price per share	50.31

[1]	Includes 119,515 shares credited to directors' deferred compensation accounts that may settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2010.
[2]	Includes effects of expected forfeitures. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $968 million.

Profit sharing plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Minimum percentage amount of operating margin the company must attain for full calendar year for any profit sharing per individual to be paid (in hundredths)	10.00%
Maximum amount of gross compensation eligible for profit sharing deferral per individual in calendar year when minimum operating margin is attained by company (in hundredths)	2.00%
Maximum amount of gross compensation eligible for profit sharing per individual in calendar year when 35% operating margin is attained by company (in hundredths)	20.00%
Percentage of operating margin the company must attain for full calendar year for maximum amount of profit sharing per individual to be paid (in hundredths)	35.00%
Profit sharing expense per period under profit sharing plan	$ 279	$ 102	$ 121

Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income before income taxes [Abstract]
Income before income taxes - US	$ 3,769,000,000	$ 1,375,000,000	$ 1,749,000,000
Income before income taxes - Non - US	782,000,000	642,000,000	732,000,000
Income before income taxes	4,551,000,000	2,017,000,000	2,481,000,000
Provision (benefit) for income taxes [Abstract]
US Federal - current	1,347,000,000	334,000,000	646,000,000
US Federal - deferred	(128,000,000)	117,000,000	(214,000,000)
Total Federal income taxes	1,219,000,000	451,000,000	432,000,000
Non - US - current	146,000,000	63,000,000	89,000,000
Non - US - deferred	(62,000,000)	30,000,000	43,000,000
Total foreign income taxes	84,000,000	93,000,000	132,000,000
US State - Current	18,000,000	4,000,000	8,000,000
US State - deferred	2,000,000	(1,000,000)	(11,000,000)
Total state and local income taxes	20,000,000	3,000,000	(3,000,000)
Total current income tax expense (benefit)	1,511,000,000	401,000,000	743,000,000
Total deferred income tax expense (benefit)	(188,000,000)	146,000,000	(182,000,000)
Total tax expense (benefit)	1,323,000,000	547,000,000	561,000,000
Reconciliation of the effective tax rate differences
Computed tax at statutory rate	1,593,000,000	706,000,000	868,000,000
Effect of non-US rates	(182,000,000)	(101,000,000)	(197,000,000)
Research and development tax credits	(54,000,000)	(28,000,000)	(75,000,000)
US tax benefits for manufacturing and foreign sales	(63,000,000)	(21,000,000)	(18,000,000)
Other items	29,000,000	(9,000,000)	(17,000,000)
Total provision for income taxes	1,323,000,000	547,000,000	561,000,000
Deferred income tax assets [Abstract]
Inventory and related reserves	525,000,000	347,000,000
Postretirement benefit costs recognized in accumulated other comprehensive income	404,000,000	380,000,000
Stock based compensation	357,000,000	339,000,000
Accrued expenses	251,000,000	219,000,000
Deferred loss and tax carryforwards	220,000,000	201,000,000
Intangibles	62,000,000	71,000,000
Investments	43,000,000	49,000,000
Other	103,000,000	98,000,000
Subtotal	1,965,000,000	1,704,000,000
Less valuation allowance	3,000,000	2,000,000
Total	1,962,000,000	1,702,000,000
Deferred income tax liabilities [Abstract]
Property, Plant and equipment	(83,000,000)	(53,000,000)
Accrued retirement costs (defined benefit and retire health care)	(190,000,000)	(176,000,000)
Other	(78,000,000)	(68,000,000)
Total deferred tax liabilities	(351,000,000)	(297,000,000)
Net deferred income tax asset	1,611,000,000	1,405,000,000
Deferred income tax assets based on tax jurisdiction	1,700,000,000	1,470,000,000
Deferred income tax liabilities based on tax jurisdiction	86,000,000	67,000,000
Amount of deferred tax provision	(188,000,000)	146,000,000	(182,000,000)
Tax loss carryforward, US and non-US	257,000,000
Tax loss carryforward, US and non-US, set to expire	134,000,000
Amount of undistributed foreign earnings	3,440,000,000
Cash payments for income taxes	1,470,000,000	331,000,000	772,000,000
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	56,000,000	148,000,000
Additions based on tax positions related to current year	12,000,000	10,000,000
Additions for tax positions of prior years	50,000,000	6,000,000
Reductions for tax positions of prior years	(12,000,000)	(18,000,000)
Settlements with tax authorities	(3,000,000)	(90,000,000)
Interest expense recognized in year ended December 31	2,000,000	0
Accrued interest (receivable) payable as of December 31	(5,000,000)	(9,000,000)
Ending Balance	103,000,000	56,000,000	148,000,000
Unrecognized Tax Benefits	103,000,000	56,000,000	148,000,000
The amount of uncertain tax positions that would impact the effective tax rate if realized	136,000,000
Amount of deferred tax assets possibly to be realized	$ 101,000,000

Financial instruments and risk concentration (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2010 Allowance for Doubtful Accounts, Current [Member]	Dec. 31, 2009 Allowance for Doubtful Accounts, Current [Member]	Dec. 31, 2008 Allowance for Doubtful Accounts, Current [Member]
Notes to Financial Statements [Abstract]
Notional amount of foreign currency derivatives	$ 439
Notional amount of foreign currency derivative contract to sell Japanese yen	236
Notional amount of foreign currency derivative contract to sell euros	69
Notional amount of foreign currency derivative contract to sell British pound sterling	33
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year		23	30
Additions Charged (Credited) to Operating Results		(4)	1	7
Recoveries and write-offs, net		(1)	(8)	(3)
Balance at end of year		$ 18	$ 23	$ 30

Valuation of Debt and Equity Investments and Certain Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes to Financial Statements [Abstract]
Auction-rate securities redeemed	$ 188,000,000
Additional auction-rate securities scheduled to be redeemed during 2011	23,000,000
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash & cash equivalents	1,319,000,000		1,182,000,000
Short-term investments	1,753,000,000		1,743,000,000
Long-term investments	453,000,000		637,000,000
Amounts included in accumulated other comprehensive income from available-for-sale securities [Line Item]
Percentage of investments covered by the Federal Deposit Insurance Corporation or the U.K. government. (in hundredths)	60.00%
Proceeds from sales of available-for-sale securities	2,560,000,000		2,030,000,000		1,300,000,000
Available-for-sale Securities Debt Maturities Fair Value [Abstract]
One year or less	2,156,000,000
One to three years	663,000,000
Greater than three years (auction-rate securities)	257,000,000
Other than temporary declines and impairments in investments recognized in other income and expense	1,000,000		14,000,000		10,000,000
Shortest period of time until contractual maturity of any one of our auction rate securities (in years)	24
Longest period of time until contractual maturity of any one of our auction rate securities (in years)	37
Minimum number of major rating agencies rating auction rate securities at AAA or Aaa	1
Number of securities rated at AAA/B3	1
Par value of auction rate security rated at AAA/B3	25,000,000
Number of securities rated at AAA/Baa1	1
Par value of auction rate security rated at AAA/Baa1	12,000,000
Fair Value, Assets and Liabilities Measured on a Recurring Basis, Disclosure Items [Line Items]
Money market funds	167,000,000		563,000,000
Corporate obligations	693,000,000		538,000,000
U.S. government agency and treasury securities	1,936,000,000		1,665,000,000
Auction-rate securities	280,000,000		458,000,000
Mutual funds	139,000,000		123,000,000
Total assets	3,215,000,000		3,347,000,000
Contingent consideration	8,000,000	[1]	18,000,000	[1]
Deferred compensation liabilities	159,000,000	[1]	154,000,000	[1]
Total liabilities	167,000,000	[1]	172,000,000	[1]
Measured at fair value [Member] | Available-for-sale [Member] | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash & cash equivalents	167,000,000		563,000,000
Short-term investments	0		0
Long-term investments	0		0
Measured at fair value [Member] | Available-for-sale [Member] | Corporate Obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash & cash equivalents	44,000,000		100,000,000
Short-term investments	649,000,000		438,000,000
Long-term investments	0		0
Measured at fair value [Member] | Available-for-sale [Member] | U.S. government agency and treasury securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash & cash equivalents	855,000,000		360,000,000
Short-term investments	1,081,000,000		1,305,000,000
Long-term investments	0		0
Measured at fair value [Member] | Available-for-sale [Member] | Auction-rate securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash & cash equivalents	0		0
Short-term investments	23,000,000		0
Long-term investments	257,000,000		458,000,000
Measured at fair value [Member] | Trading [Member] | Mutual funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash & cash equivalents	0		0
Short-term investments	0		0
Long-term investments	139,000,000		123,000,000
Measured at fair value [Member] | Subtotal of available-for-sale and trading securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash & cash equivalents	1,066,000,000		1,023,000,000
Short-term investments	1,753,000,000		1,743,000,000
Long-term investments	396,000,000		581,000,000
Other measurement basis [Member] | Equity method investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash & cash equivalents	0		0
Short-term investments	0		0
Long-term investments	36,000,000		33,000,000
Other measurement basis [Member] | Cost method investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash & cash equivalents	0		0
Short-term investments	0		0
Long-term investments	21,000,000		23,000,000
Other measurement basis [Member] | Cash on hand [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash & cash equivalents	253,000,000		159,000,000
Short-term investments	0		0
Long-term investments	0		0
Cash and Cash Equivalents [Member]
Amounts included in accumulated other comprehensive income from available-for-sale securities [Line Item]
Unrealized gains (pre-tax)	0		0
Unrealized losses (pre-tax)	0		0
Short-term Investments [Member]
Amounts included in accumulated other comprehensive income from available-for-sale securities [Line Item]
Unrealized gains (pre-tax)	1,000,000		1,000,000
Unrealized losses (pre-tax)	1,000,000		0
Long-term Investments [Member]
Amounts included in accumulated other comprehensive income from available-for-sale securities [Line Item]
Unrealized gains (pre-tax)	0		0
Unrealized losses (pre-tax)	22,000,000		32,000,000
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis, Disclosure Items [Line Items]
Money market funds	167,000,000		563,000,000
Corporate obligations	0		0
U.S. government agency and treasury securities	1,120,000,000		911,000,000
Auction-rate securities	0		0
Mutual funds	139,000,000		123,000,000
Total assets	1,426,000,000		1,597,000,000
Contingent consideration	0	[1]	0	[1]
Deferred compensation liabilities	159,000,000	[1]	154,000,000	[1]
Total liabilities	159,000,000	[1]	154,000,000	[1]
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis, Disclosure Items [Line Items]
Money market funds	0		0
Corporate obligations	693,000,000		538,000,000
U.S. government agency and treasury securities	816,000,000		754,000,000
Auction-rate securities	23,000,000		0
Mutual funds	0		0
Total assets	1,532,000,000		1,292,000,000
Contingent consideration	0	[1]	0	[1]
Deferred compensation liabilities	0	[1]	0	[1]
Total liabilities	0	[1]	0	[1]
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on a Recurring Basis, Disclosure Items [Line Items]
Money market funds	0		0
Corporate obligations	0		0
U.S. government agency and treasury securities	0		0
Auction-rate securities	257,000,000		458,000,000
Mutual funds	0		0
Total assets	257,000,000		458,000,000
Contingent consideration	8,000,000	[1]	18,000,000	[1]
Deferred compensation liabilities	0	[1]	0	[1]
Total liabilities	8,000,000	[1]	18,000,000	[1]
Level 3 Assets [Member]
Fair value assets and liabilities measured on a recurring basis, unobservable input reconciliation [Roll Forward]
Beginning balance	458,000,000		482,000,000
New contingent consideration			0
Change in fair value of contingent consideration - included in operating profit	0		0
Increase / reduction in unrealized losses - included in AOCI	10,000,000		21,000,000
Redemptions	(188,000,000)		(45,000,000)
Transfer out of level 3	(23,000,000)		0
Ending balance	257,000,000		458,000,000
Level 3 Liabilities [Member]
Fair value assets and liabilities measured on a recurring basis, unobservable input reconciliation [Roll Forward]
Beginning balance	18,000,000		0
New contingent consideration			10,000,000
Change in fair value of contingent consideration - included in operating profit	(10,000,000)		8,000,000
Increase / reduction in unrealized losses - included in AOCI	0		0
Redemptions	0		0
Transfer out of level 3	0		0
Ending balance	$ 8,000,000		$ 18,000,000

[1]	The liabilities above are a component of Accrued expenses and other liabilities or Deferred credits and other liabilities on our balance sheets, depending on the expected timing of payment.

Acquisitions and divestitures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 31, 2010
Notes to Financial Statements [Abstract]
Total consideration given for acquisition of two wafer fabrication facilities and equipment in Aizu-Wakamatsu, Japan under a court-approved plan of reorganization				$ 130
Number of wafer fabrication facilities acquired in Aizu-Wakamatsu				2
Business Acquisition [Line Items]
Cash paid in business acquisition	199	155	19
Proceeds from divested product line	148
Recognized gain on sale of product line	144
Acquisition of Semiconductor Manufacturing Site And 200-millimeter Wafer Fabrication Facility [Member]
Business Acquisition [Line Items]
Cash paid in business acquisition	140
Additional cash to be paid in business acquisition	35
Portion of acquisition allocated to other net assets and liabilities	4
Portion of acquisition allocated to property, plant and equipment	158
Portion of acquisition allocated to inventory	5
Portion of acquisition allocated to expenses recorded in costs of revenues	8
Acquisition-related costs recorded to selling, general and administrative	2
Acquisition of Wafer Fabrication Facilities And 200- millimeter Equipment [Member]
Business Acquisition [Line Items]
Cash paid in business acquisition	59
Cash paid in acquisition recorded as a capital purchase	42
Portion of acquisition allocated to inventory	9
Portion of acquisition allocated to expenses recorded in costs of revenues	8
Contractual agreement settlement recorded as cost of revenues	12
Acquisition-related costs recorded to selling, general and administrative	1
Acquisition of 300-millimeter production tools accounted for as a capital purchase [Member]
Business Acquisition [Line Items]
Cash paid in acquisition recorded as a capital purchase	58
Portion of acquisition allocated to property, plant and equipment	36
Portion of acquisition allocated to assets held for sale	22
Acquisition of Luminary Micro [Member]
Business Acquisition [Line Items]
Cash paid in business acquisition		51
Other consideration in business acquisition		7
Acquisition of CICLON Semiconductor Device Corporation [Member]
Business Acquisition [Line Items]
Other consideration in business acquisition		$ 7

Goodwill and other acquisition-related intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 926	$ 840
Additions from acquisitions	0	85
Adjustments	(2)	1
Goodwill, Ending Balance	924	926	840
Goodwill balances shown on our balance sheets are net of total accumulated amortization at year-end	221	221
Recognized intangible assets associated with acquisitions	0	81
Recognized intangible assets associated with acquisitions amortization period minimum	4
Recognized intangible assets associated with acquisitions amortization period maximum	8
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	215	249
Accumulated amortization	139	125
Net	76	124
Amortization of acquisition-related intangibles	48	48	37
Acquired Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2011	25
2012	21
2013	15
2014	6
2015	4
Thereafter	5
Analog [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	638	567
Additions from acquisitions	0	70
Adjustments	(8)	1
Goodwill, Ending Balance	630	638
Embedded Processing [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	172	157
Additions from acquisitions	0	15
Adjustments	0	0
Goodwill, Ending Balance	172	172
Wireless [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	82	82
Additions from acquisitions	0	0
Adjustments	8	0
Goodwill, Ending Balance	90	82
Other [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	34	34
Additions from acquisitions	0	0
Adjustments	(2)	1
Goodwill, Ending Balance	32	34
Developed technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period minimum	3
Amortization period maximum	10
Gross carrying amount	155	183
Accumulated amortization	100	97
Net	55	86
Other intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period minimum	3
Amortization period maximum	10
Gross carrying amount	60	60
Accumulated amortization	39	28
Net	21	32
In-process research and development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	0	6
Accumulated amortization	0	0
Net	$ 0	$ 6

Pension and postretirement benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes to Financial Statements [Abstract]
Description of employer contributions to the U.S. retirement plans (in hundredths)	Both defined contribution plans offer an employer-matching savings option that allows employees to make pre-tax contributions to various investment choices, including a TI common stock fund. Employees who elected to continue accruing a benefit in the qualified defined benefit pension plans may also participate in the defined contribution plan, where employer-matching contributions are provided for up to 2 percent of the employee's annual eligible earnings. Employees who elected not to continue accruing a benefit in the defined benefit pension plans, and employees hired after November 1997 and through December 31, 2003, may participate in the enhanced defined contribution plan. This plan provides for a fixed employer contribution of 2 percent of the employee's annual eligible earnings, plus an employer-matching contribution of up to 4 percent of the employee's annual eligible earnings. Employees hired after December 31, 2003, do not receive the fixed employer contribution of 2 percent of the employee's annual eligible earnings.
Number of company shares held by the US defined contribution plans at year-end (in shares)	24		29
Value of the company shares held by the US defined contribution plans at year-end	$ 792		$ 759
Dividends paid on the company shares held by the US defined contribution plans at year-end	13		14
Aggregate expense for the US defined contribution plans	50		51		56
Value of the company shares held by the non-US retirement plans at year-end	14		13
Funded status at end of year [Abstract]
Funded status at end of year	(498)		(372)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans	31		64
Accrued Profit sharing and retirement plans	(10)		(11)
Underfunded retirement plans	(519)		(425)
Funded status at end of year	(498)		(372)
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)	615
Annual adjustment, net actuarial loss	215
Reclassification of recognized transactions, net actuarial loss	(101)
Less tax (benefit) expense, net actuarial loss	(25)
Total net actuarial loss change to accumulated other comprehensive income	89
AOCI balance, net actuarial loss portion (net of tax)	704		615
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)	14
Annual adjustment, prior service cost	(4)
Reclassification of recognized transactions, prior service costs	1
Less tax (benefit) expense	1
Total prior service cost change to accumulated other comprehensive income	(2)
AOCI balance, prior service cost portion (net of tax)	16		14
Effect of a one-percentage point change in assumed health care cost trend rates [Abstract]
Liability to participants of the deferred compensation plan	159
US defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Service costs	20		20		25
Interest cost	45		49		49
Expected return on plan assets	(49)		(49)		(45)
Amortization of prior service cost	1		1		1
Recognized net actuarial loss	22		18		16
Net periodic benefit cost	39		39		46
Settlement charges	37	[1]	13	[1]	7	[1]
Curtailment charges (credits)	0		0		1
Special termination benefit charges	0		6		18
Total, including charges	76		58		72
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	860		867
Service costs	20		20		25
Interest cost	45		49		49
Participant contributions	0		0
Benefits paid	(6)		(30)
Medicare subsidy	0		0
Actuarial (gain) loss	92		(5)
Settlements	(131)		(43)
Curtailments	0		(4)
Plan amendments	0		0
Special termination benefit charges	0		6		18
Effects of exchange rate changes	0		0
Benefit obligation at end of year	880		860		867
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	859		765
Actual return on plan assets	76		45
Employer contributions (funding of qualified plans)	30		115
Employer contributions (payments for non-qualified plans)	5		7
Participant contributions	0		0
Benefits paid	(6)		(30)
Settlements	(131)		(43)
Effects of exchange rate changes	0		0
Fair value of plan assets at end of year (FVPA)	833		859		765
Funded status at end of year [Abstract]
Funded status at end of year	(47)		(1)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans	1		40
Accrued Profit sharing and retirement plans	(3)		(5)
Underfunded retirement plans	(45)		(36)
Funded status at end of year	(47)		(1)
Accumulated benefit obligation	813		817
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)	150
Annual adjustment, net actuarial loss	64
Reclassification of recognized transactions, net actuarial loss	(59)
Less tax (benefit) expense, net actuarial loss	2
Total net actuarial loss change to accumulated other comprehensive income	7
AOCI balance, net actuarial loss portion (net of tax)	157		150
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)	2
Annual adjustment, prior service cost	0
Reclassification of recognized transactions, prior service costs	(1)
Less tax (benefit) expense	0
Total prior service cost change to accumulated other comprehensive income	(1)
AOCI balance, prior service cost portion (net of tax)	1		2
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss	23
Unrecognized prior service cost	1
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	833		859		765
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	5.58%		6.00%
Long-term pay progression (in hundredths)	3.40%		3.00%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)	5.61%		6.05%
Rate of return on plan assets (in hundredths)	6.50%		6.50%
Long-term pay progression (in hundredths)	3.00%		3.50%
Weighted average target allocation [Abstract]
Equity securities (in hundredths)	35.00%
Fixed income securities and cash equivalents (in hundredths)	65.00%
Weighted average asset allocations [Abstract}
Equity securities (in hundredths)	35.00%		28.00%
Fixed income securities (in hundredths)	60.00%		51.00%
Cash equivalents (in hundredths)	5.00%		21.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2011 payment	147
2012 payment	73
2013 payment	83
2014 payment	81
2015 payment	82
2016 - 2020 payment	380
US defined benefit plan [Member] | Money market funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	43		181
Fair value of plan assets at end of year (FVPA)	43		181
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	43		181
US defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	43		181
Fair value of plan assets at end of year (FVPA)	43		181
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	43		181
US defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US defined benefit plan [Member] | US government agency and treasury securities [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	220		193
Fair value of plan assets at end of year (FVPA)	220		193
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	220		193
US defined benefit plan [Member] | US government agency and treasury securities [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	196		169
Fair value of plan assets at end of year (FVPA)	196		169
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	196		169
US defined benefit plan [Member] | US government agency and treasury securities [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	24		24
Fair value of plan assets at end of year (FVPA)	24		24
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	24		24
US defined benefit plan [Member] | US government agency and treasury securities [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US defined benefit plan [Member] | US bond funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	281		242
Fair value of plan assets at end of year (FVPA)	281		242
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	281		242
US defined benefit plan [Member] | US bond funds [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US defined benefit plan [Member] | US bond funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	281		242
Fair value of plan assets at end of year (FVPA)	281		242
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	281		242
US defined benefit plan [Member] | US bond funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US defined benefit plan [Member] | US equity funds and option collars [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	195		154
Fair value of plan assets at end of year (FVPA)	195		154
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	195		154
US defined benefit plan [Member] | US equity funds and option collars [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US defined benefit plan [Member] | US equity funds and option collars [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	195		154
Fair value of plan assets at end of year (FVPA)	195		154
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	195		154
US defined benefit plan [Member] | US equity funds and option collars [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US defined benefit plan [Member] | International equity funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	60		55
Fair value of plan assets at end of year (FVPA)	60		55
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	60		55
US defined benefit plan [Member] | International equity funds [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US defined benefit plan [Member] | International equity funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	60		55
Fair value of plan assets at end of year (FVPA)	60		55
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	60		55
US defined benefit plan [Member] | International equity funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US defined benefit plan [Member] | Limited partnerships [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	34		34
Fair value of plan assets at end of year (FVPA)	34		34
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	34		34
US defined benefit plan [Member] | Limited partnerships [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US defined benefit plan [Member] | Limited partnerships [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US defined benefit plan [Member] | Limited partnerships [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	34		34
Fair value of plan assets at end of year (FVPA)	34		34
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	34		34
US defined benefit plan [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	196		169
Fair value of plan assets at end of year (FVPA)	196		169
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	196		169
US defined benefit plan [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	603		656
Fair value of plan assets at end of year (FVPA)	603		656
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	603		656
US defined benefit plan [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	34		28
Fair value of plan assets at end of year (FVPA)	34		34
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	34		34
Redemptions	0		0
Unrealized gain	0		6
US retiree health care plan [Member]
Components of net periodic benefit cost [Abstract]
Service costs	4		4		4
Interest cost	26		26		28
Expected return on plan assets	(23)		(28)		(27)
Amortization of prior service cost	2		2		2
Recognized net actuarial loss	12		8		8
Net periodic benefit cost	21		12		15
Settlement charges	0	[1]	0	[1]	0	[1]
Curtailment charges (credits)	0		2		11
Special termination benefit charges	0		0		0
Total, including charges	21		14		26
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	472		449
Service costs	4		4		4
Interest cost	26		26		28
Participant contributions	17		16
Benefits paid	(45)		(47)
Medicare subsidy	3		4
Actuarial (gain) loss	(4)		18
Settlements	0		0
Curtailments	0		2
Plan amendments	0		0
Special termination benefit charges	0		0		0
Effects of exchange rate changes	0		0
Benefit obligation at end of year	473		472		449
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	374		341
Actual return on plan assets	25		39
Employer contributions (funding of qualified plans)	33		24
Employer contributions (payments for non-qualified plans)	0		1
Participant contributions	17		16
Benefits paid	(45)		(47)
Settlements	0		0
Effects of exchange rate changes	0		0
Fair value of plan assets at end of year (FVPA)	404		374		341
Funded status at end of year [Abstract]
Funded status at end of year	(69)		(98)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans	0		0
Accrued Profit sharing and retirement plans	0		0
Underfunded retirement plans	(69)		(98)
Funded status at end of year	(69)		(98)
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)	137
Annual adjustment, net actuarial loss	(5)
Reclassification of recognized transactions, net actuarial loss	(12)
Less tax (benefit) expense, net actuarial loss	6
Total net actuarial loss change to accumulated other comprehensive income	(11)
AOCI balance, net actuarial loss portion (net of tax)	126		137
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)	7
Annual adjustment, prior service cost	0
Reclassification of recognized transactions, prior service costs	(2)
Less tax (benefit) expense	1
Total prior service cost change to accumulated other comprehensive income	(1)
AOCI balance, prior service cost portion (net of tax)	6		7
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss	12
Unrecognized prior service cost	2
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	404		374		341
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	5.48%		5.54%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)	5.54%		6.02%
Rate of return on plan assets (in hundredths)	6.00%		7.00%
Weighted average target allocation [Abstract]
Equity securities (in hundredths)	50.00%
Fixed income securities and cash equivalents (in hundredths)	50.00%
Weighted average asset allocations [Abstract}
Equity securities (in hundredths)	49.00%		51.00%
Fixed income securities (in hundredths)	41.00%		38.00%
Cash equivalents (in hundredths)	10.00%		11.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2011 payment	35
2011 subsidy	(4)
2012 payment	36
2012 subsidy	(4)
2013 payment	38
2013 subsidy	(5)
2014 payment	40
2014 subsidy	(5)
2015 payment	41
2015 subsidy	(2)
2016 - 2020 payment	209
2016 - 2020 subsidy	(11)
Health care cost trend rates [Abstract]
Assumed health care cost trend rate for next year (in hundredths)	9.00%		9.00%
Ultimate trend rate (in hundredths)	5.00%		5.00%
Year in which ultimate trend rate is reached for those under 65 years old (in hundredths)	2016		2016
Effect of a one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of a one percentage point increase on accumulated postretirement benefit obligation (in hundredths)	21
Effect of a one percentage point decrease on accumulated postretirement benefit obligation (in hundredths)	19
Effect of a one percentage point increase on service and interest cost components (in hundredths)	1
Effect of a one percentage point decrease on service and interest cost components (in hundredths)	1
US retiree health care plan [Member] | Money market funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	41		40
Fair value of plan assets at end of year (FVPA)	41		40
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	41		40
US retiree health care plan [Member] | Money market funds [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US retiree health care plan [Member] | Money market funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	41		40
Fair value of plan assets at end of year (FVPA)	41		40
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	41		40
US retiree health care plan [Member] | Money market funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US retiree health care plan [Member] | US bond funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	165		142
Fair value of plan assets at end of year (FVPA)	165		142
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	165		142
US retiree health care plan [Member] | US bond funds [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	165		142
Fair value of plan assets at end of year (FVPA)	165		142
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	165		142
US retiree health care plan [Member] | US bond funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US retiree health care plan [Member] | US bond funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US retiree health care plan [Member] | US equity funds and option collars [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	144		143
Fair value of plan assets at end of year (FVPA)	144		143
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	144		143
US retiree health care plan [Member] | US equity funds and option collars [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	41		80
Fair value of plan assets at end of year (FVPA)	41		80
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	41		80
US retiree health care plan [Member] | US equity funds and option collars [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	103		63
Fair value of plan assets at end of year (FVPA)	103		63
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	103		63
US retiree health care plan [Member] | US equity funds and option collars [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US retiree health care plan [Member] | International equity funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	54		49
Fair value of plan assets at end of year (FVPA)	54		49
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	54		49
US retiree health care plan [Member] | International equity funds [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US retiree health care plan [Member] | International equity funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	54		49
Fair value of plan assets at end of year (FVPA)	54		49
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	54		49
US retiree health care plan [Member] | International equity funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US retiree health care plan [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	206		222
Fair value of plan assets at end of year (FVPA)	206		222
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	206		222
US retiree health care plan [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	198		152
Fair value of plan assets at end of year (FVPA)	198		152
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	198		152
US retiree health care plan [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Service costs	37		40		49
Interest cost	62		62		60
Expected return on plan assets	(73)		(69)		(83)
Amortization of prior service cost	(3)		(3)		(3)
Recognized net actuarial loss	30		34		5
Net periodic benefit cost	53		64		28
Settlement charges	0	[1]	15	[1]	0	[1]
Curtailment charges (credits)	0		(9)		0
Special termination benefit charges	0		3		0
Total, including charges	53		73		28
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	1,945		1,933
Service costs	37		40		49
Interest cost	62		62		60
Participant contributions	3		3
Benefits paid	(70)		(53)
Medicare subsidy	0		0
Actuarial (gain) loss	132		35
Settlements	0		(48)
Curtailments	0		(28)
Plan amendments	(1)		0
Special termination benefit charges	0		3		0
Effects of exchange rate changes	109		(2)
Benefit obligation at end of year	2,217		1,945		1,933
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	1,672		1,513
Actual return on plan assets	95		197
Employer contributions (funding of qualified plans)	53		54
Employer contributions (payments for non-qualified plans)	0		0
Participant contributions	3		3
Benefits paid	(70)		(53)
Settlements	0		(48)
Effects of exchange rate changes	82		6
Fair value of plan assets at end of year (FVPA)	1,835		1,672		1,513
Funded status at end of year [Abstract]
Funded status at end of year	(382)		(273)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans	30		24
Accrued Profit sharing and retirement plans	(7)		(6)
Underfunded retirement plans	(405)		(291)
Funded status at end of year	(382)		(273)
Accumulated benefit obligation	2,020		1,790
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)	328
Annual adjustment, net actuarial loss	156
Reclassification of recognized transactions, net actuarial loss	(30)
Less tax (benefit) expense, net actuarial loss	(33)
Total net actuarial loss change to accumulated other comprehensive income	93
AOCI balance, net actuarial loss portion (net of tax)	421		328
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)	(23)
Annual adjustment, prior service cost	(4)
Reclassification of recognized transactions, prior service costs	4
Less tax (benefit) expense	0
Total prior service cost change to accumulated other comprehensive income	0
AOCI balance, prior service cost portion (net of tax)	(23)		(23)
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss	38
Unrecognized prior service cost	(4)
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	1,835		1,672		1,513
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	2.79%		3.23%
Long-term pay progression (in hundredths)	3.24%		3.06%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)	3.23%		3.35%
Rate of return on plan assets (in hundredths)	4.23%		4.59%
Long-term pay progression (in hundredths)	3.06%		3.12%
Weighted average target allocation [Abstract]
Equity securities range minimum (in hundredths)	25.00%
Equity securities range maximum (in hundredths)	60.00%
Fixed income securities and cash equivalents range minimum (in hundredths)	40.00%
Fixed income securities and cash equivalents range maximum (in hundredths)	75.00%
Weighted average asset allocations [Abstract}
Equity securities (in hundredths)	49.00%		49.00%
Fixed income securities (in hundredths)	50.00%		50.00%
Cash equivalents (in hundredths)	1.00%		1.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2011 payment	72
2012 payment	75
2013 payment	80
2014 payment	82
2015 payment	88
2016 - 2020 payment	504
Non-US defined benefit plan [Member] | Money market funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	19		3
Fair value of plan assets at end of year (FVPA)	19		3
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	19		3
Non-US defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	19		3
Fair value of plan assets at end of year (FVPA)	19		3
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	19		3
Non-US defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US defined benefit plan [Member] | Local market bond funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	669		647
Fair value of plan assets at end of year (FVPA)	669		647
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	669		647
Non-US defined benefit plan [Member] | Local market bond funds [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US defined benefit plan [Member] | Local market bond funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	669		647
Fair value of plan assets at end of year (FVPA)	669		647
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	669		647
Non-US defined benefit plan [Member] | Local market bond funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US defined benefit plan [Member] | International/global bond funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	211		176
Fair value of plan assets at end of year (FVPA)	211		176
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	211		176
Non-US defined benefit plan [Member] | International/global bond funds [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US defined benefit plan [Member] | International/global bond funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	211		176
Fair value of plan assets at end of year (FVPA)	211		176
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	211		176
Non-US defined benefit plan [Member] | International/global bond funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US defined benefit plan [Member] | Local market equity funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	300		275
Fair value of plan assets at end of year (FVPA)	300		275
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	300		275
Non-US defined benefit plan [Member] | Local market equity funds [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	42		38
Fair value of plan assets at end of year (FVPA)	42		38
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	42		38
Non-US defined benefit plan [Member] | Local market equity funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	258		237
Fair value of plan assets at end of year (FVPA)	258		237
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	258		237
Non-US defined benefit plan [Member] | Local market equity funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US defined benefit plan [Member] | International/global equity funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	555		496
Fair value of plan assets at end of year (FVPA)	555		496
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	555		496
Non-US defined benefit plan [Member] | International/global equity funds [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US defined benefit plan [Member] | International/global equity funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	555		496
Fair value of plan assets at end of year (FVPA)	555		496
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	555		496
Non-US defined benefit plan [Member] | International/global equity funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US defined benefit plan [Member] | Other investments [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	81		75
Fair value of plan assets at end of year (FVPA)	81		75
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	81		75
Non-US defined benefit plan [Member] | Other investments [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US defined benefit plan [Member] | Other investments [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	30		26
Fair value of plan assets at end of year (FVPA)	30		26
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	30		26
Non-US defined benefit plan [Member] | Other investments [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	51		49
Fair value of plan assets at end of year (FVPA)	51		49
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	51		49
Non-US defined benefit plan [Member] | Fair value, inputs, Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	42		38
Fair value of plan assets at end of year (FVPA)	42		38
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	42		38
Non-US defined benefit plan [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	1,742		1,585
Fair value of plan assets at end of year (FVPA)	1,742		1,585
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	1,742		1,585
Non-US defined benefit plan [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	49		56
Fair value of plan assets at end of year (FVPA)	51		49
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	51		49
Redemptions	(4)		(9)
Unrealized gain	$ 6		$ 2

[1]	Includes restructuring and non-restructuring related settlement charges.

Debt and lines of credit (Details) (USD $)	Dec. 31, 2010
Notes to Financial Statements [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity, until August 2011	$ 1,000,000,000
Line of Credit Facility, Maximum Borrowing Capacity, after August 2011	$ 920,000,000

Major commitments and contingencies (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Rental and leases expense incurred	$ 100	$ 114	$ 124
Operating leases, future minimum payments due [Abstract]
2011	80
2012	65
2013	50
2014	45
2015	39
Thereafter	80
Capitalized software licenses, future minimum payments due [Abstract]
2011	67
2012	54
2013	7
2014	6
2015	0
Thereafter	0
Purchase commitments minimum payment schedule [Abstract]
2011	221
2012	105
2013	38
2014	8
2015	2
Thereafter	1
Discontinued operation -indemnification obligation deductible	30
Discontinued operation- indemnification obligation maximum potential exposure	$ 300

Stockholders' equity (Details) (USD $) In Billions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Authorized preferred stock (in shares)	10,000,000	10,000,000
Treasury shares acquired in connection with the board-authorized stock repurchase program (in shares)	93,522,896	45,544,800	77,162,667
Stock repurchase authorizations remaining, no expiration date specified	$ 7.6

Supplemental financial information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Nonoperating Income (Expense) [Abstract]
Interest income	$ 13		$ 24		$ 76
Other	24	[1]	2	[1]	(32)	[1]
Total	37		26		44
Includes lease income primarily from the purchaser of a former business	20
Non-cancellable future lease payments from the purchaser of a former business	79
Inventory, Net [Abstract]
Raw materials and purchased parts	122		93
Work in process	919		758
Finished goods	479		351
Inventories	1,520		1,202
Finished goods include inventory placed on consignment	130		118
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost	6,907		6,705
Authorizations for property, plant and equipment expenditures in future years	386
Accrued Liabilities, Current [Abstract]
Customer incentive programs and allowances	118		118
Property and other non-income taxes	108		89
Other	396		363
Total	622		570
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized losses on available-for-sale investments	(13)		(20)
Postretirement benefit plans [Abstract]
Net actuarial loss	(704)		(615)
Prior service cost	16		14
Total	(701)		(621)
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost	92		83
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	5
Property, Plant and Equipment, Useful Life, Maximum	40
Property, plant and equipment at cost	2,815		2,867
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	10
Property, plant and equipment at cost	$ 4,000		$ 3,755

[1]	Includes lease income of approximately $20 million per year, primarily from the purchaser of a former business. As of December 31, 2010, the aggregate amount of non-cancellable future lease payments to be received from these leases is $79 million. These leases contain renewal options. Other also includes miscellaneous non-operational items such as: interest income and expense related to non-investment items such as taxes; gains and losses from our equity method investments; realized gains and losses associated with former equity investments; gains and losses related to former businesses; gains and losses from currency exchange rate changes; and gains and losses from our derivative financial instruments (primarily forward foreign currency exchange contracts).

Segment and geographic area data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Segment revenue from low-power wireless product line			$ 68	$ 68
Segment operating loss from low-power wireless product line			(17)	(24)
Segment Reporting Information [Line Items]
Total revenue	13,966		10,427	12,501
Total operating profit	4,514		1,991	2,437
Amount of gain on sale of product line	144
Schedule of revenue geographic area information [Line Items]
Revenue	13,966		10,427	12,501
Schedule of property, plant, equipment, net, geographic area information [Line Items]
Property, plant, equipment, net	3,680		3,158	3,304
Percentage of revenue plus indirect sales by major customer (in hundredths)	19.00%		24.00%	22.00%
Analog [Member]
Segment Reporting Information [Line Items]
Total revenue	5,979		4,202	4,789
Total operating profit	1,876		770	1,074
Schedule of revenue geographic area information [Line Items]
Revenue	5,979		4,202	4,789
Embedded Processing [Member]
Segment Reporting Information [Line Items]
Total revenue	2,073		1,471	1,631
Total operating profit	491		194	268
Schedule of revenue geographic area information [Line Items]
Revenue	2,073		1,471	1,631
Wireless [Member]
Segment Reporting Information [Line Items]
Total revenue	2,978		2,626	3,451
Total operating profit	683		315	323
Schedule of revenue geographic area information [Line Items]
Revenue	2,978		2,626	3,451
Other [Member]
Segment Reporting Information [Line Items]
Total revenue	2,936		2,128	2,630
Total operating profit	1,464	[1]	712	772
Schedule of revenue geographic area information [Line Items]
Revenue	2,936		2,128	2,630
United States [Member]
Schedule of property, plant, equipment, net, geographic area information [Line Items]
Property, plant, equipment, net	1,694		1,727	1,785
United States [Member]
Segment Reporting Information [Line Items]
Total revenue	1,539		1,140	1,551
Schedule of revenue geographic area information [Line Items]
Revenue	1,539		1,140	1,551
Asia [Member]
Schedule of property, plant, equipment, net, geographic area information [Line Items]
Property, plant, equipment, net	1,575		1,013	988
Asia [Member]
Segment Reporting Information [Line Items]
Total revenue	8,903		6,575	7,387
Schedule of revenue geographic area information [Line Items]
Revenue	8,903		6,575	7,387
Europe [Member]
Schedule of property, plant, equipment, net, geographic area information [Line Items]
Property, plant, equipment, net	139		161	200
Europe [Member]
Segment Reporting Information [Line Items]
Total revenue	1,760		1,408	1,875
Schedule of revenue geographic area information [Line Items]
Revenue	1,760		1,408	1,875
Japan [Member]
Schedule of property, plant, equipment, net, geographic area information [Line Items]
Property, plant, equipment, net	249		244	314
Japan [Member]
Segment Reporting Information [Line Items]
Total revenue	1,366		976	1,268
Schedule of revenue geographic area information [Line Items]
Revenue	1,366		976	1,268
Rest of the world [Member]
Schedule of property, plant, equipment, net, geographic area information [Line Items]
Property, plant, equipment, net	23		13	17
Rest of the world [Member]
Segment Reporting Information [Line Items]
Total revenue	398		328	420
Schedule of revenue geographic area information [Line Items]
Revenue	$ 398		$ 328	$ 420

[1]	Includes $144 million gain on the sale of a product line.